Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 289	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 290	☒

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Capitol Services, Inc.

1675 S. State St., Suite B, Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b);
☐	on (date) pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SOUND MIND INVESTING FUND

(SMIFX)

SMI 50/40/10 Fund (SMILX)*

SMI DYNAMIC ALLOCATION FUND

(SMIDX)

PROSPECTUS

April 27, 2018

SMI Advisory Services, LLC

411 6th St.

Columbus, IN 47201

(877) 764-3863

(877) SMI-Fund

www.smifund.com

*	Prior to April 27, 2018, the Fund was named the SMI Conservative Allocation Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION – SOUND MIND INVESTING FUND

Investment Objective

The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long- term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the SMI Fund.

Shareholder Fees (fees paid directly from your investment)

Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.94%

Total Annual Fund Operating Expenses	2.09%

Expense Example:

This Example is intended to help you compare the cost of investing in the SMI Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the SMI Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the SMI Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$212	$655	$1,124	$2,421

Portfolio Turnover

The SMI Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI Fund’s performance. During the most recent fiscal year, the SMI Fund’s portfolio turnover rate was 176.40% of the average value of its portfolio.

Principal Investment Strategies

The SMI Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “Fund Upgrading” strategy. This strategy is a systematic investment approach that is based on the belief of SMI Advisory Services, LLC (“Advisor”), the SMI Fund’s adviser, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. So long as the other investment companies have a track record of at least 12 months, they may be monitored by the adviser as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance (meaning the prior 12 months) relative to their peers as determined by a combination of size and investment style criteria.

The SMI Fund primarily invests in open-end equity mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) using its Fund Upgrading strategy. Generally, Underlying Funds with the highest momentum scores are chosen. Underlying Funds that do not have the highest momentum scores may not outperform and could, in fact, lose money. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Underlying Funds are typically chosen from the following 5 asset classes: Large Value, Large Growth, Small Value, Small Growth, and International. Late each December, the target asset class allocations for the upcoming year are determined. Each asset class’s target will generally be around 20% (typically plus or minus <10%). Those allocations can change during the year based on the performance of the particular asset class but these allocations rarely shift more than 10% from the targets. However, during any given year, if equities are performing extremely weakly, all or a portion of the

SMI Fund’s assets may be shifted into Underlying Funds that focus on fixed income securities, or shifted into cash.

The SMI Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the SMI Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Fund’s assets among the various underlying funds in which it invests.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Fund Upgrading strategy similar to the strategy utilized by the SMI Fund. Although mutual funds purchased by the SMI Fund generally will be highly ranked in the Newsletter, the SMI Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but available only to institutional investors.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

Principal Risks

All investments involve risks, and the SMI Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Fund. Below are some of the specific risks of investing in the SMI Fund. Insofar as the SMI Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the SMI Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the SMI Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The SMI Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the SMI Fund invests in another mutual fund or ETF (Underlying Funds), the SMI Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The SMI Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Style Risk. The SMI Fund may invest in Underlying Funds that use growth- and/or value- oriented investing styles, or other styles. If the Underlying Fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the Underlying Fund’s return and ultimately reducing the SMI Fund’s return, or causing it to lose money on the investment. With respect to Underlying Funds with a value investing approach, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the adviser believes are their full value. They may even decrease in value.

Small- and Mid-Cap Risk. To the extent the SMI Fund invests in other investment companies that invest in small- and mid-cap companies, the SMI Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the SMI Fund’s shares.

Portfolio Turnover Risk. The SMI Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the SMI Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the SMI Fund’s return.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Fund invests focus their investments in a particular industry or sector, the SMI Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying Funds in the SMI Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fud of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Non-Diversification Risk. Underlying Funds in which the SMI Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. Because the SMI Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the SMI Fund.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the SMI Fund’s investment results have varied from year to year. The table below shows how the SMI Fund’s average annual total returns compare over time to those of two broad-based securities market indices, and to a custom index. The SMI Fund began operations on December 2, 2005 as a separate series of the Unified Series Trust (the “Predecessor Fund”). On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Valued Advisers Trust. Performance shown below for the periods prior to February 28, 2013 is for the Predecessor Fund. This information provides some indication of the risks of investing in the SMI Fund. Past performance of the Predecessor Fund and the SMI Fund is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	3rd Quarter, 2009, 18.57%
Worst Quarter:	4th Quarter, 2008, (21.37)%

The year-to-date return as of March 31, 2018 was 2.32%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2017)

The Fund	1 Year	5 Years	10 Years
Return Before Taxes	17.47%	11.58%	5.51%
Return After Taxes on Distributions	14.11%	8.60%	4.02%
Return After Taxes on Distributions and Sale of Fund Shares	11.18%	8.49%	4.06%
Indices (reflects no deductions for fees, expenses and taxes)
Wilshire 5000 Total Market Index	21.00%	15.67%	8.64%
S&P 500 Index	21.83%	15.79%	8.50%
SMI Custom Index[1]	19.66%	13.64%	7.45%

1The Custom Index is comprised of 20% Russell 1000 Value Index, 20% Russell 1000 Growth Index, 20% Russell 2000 Value Index, 20% Russell 2000 Growth Index, and 20% MSCI EAFE Index.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the SMI Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the SMI Fund’s website at www.smifund.com.

Portfolio Management

Investment Advisor – SMI Advisory Services, LLC

Portfolio Managers – The following portfolio managers have been jointly responsible for managing the day-to-day investment operations of the Fund since its inception in December, 2005, subject to the ultimate decision-making authority over all portfolio decisions and trading practices by Mr. Mark Biller.

•	Mark Biller; Senior Portfolio Manager
•	Eric Collier, CFA; Co-Portfolio Manager
•	Anthony Ayers, CFA; Co-Portfolio Manager

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker- Dealers and Other Financial Intermediaries” beginning on page 38 of the prospectus.

SUMMARY SECTION – SMI 50/40/10 FUND

Investment Objective

The SMI 50/40/10 Fund (the “SMI 50/40/10 Fund” and previously the SMI Conservative Allocation Fund) seeks total return. Total return is composed of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the SMI 50/40/10 Fund.

Shareholder Fees (fees paid directly from your investment)

Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.66%

Total Annual Fund Operating Expenses	2.19%
Fee Waiver/Expense Reimbursement[2]	(0.37)%

Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	1.82%

1 Expenses have been restated in light of the changes that have been implemented as a result of, and in conjunction with, the merger of the SMI 50/40/10 Fund and the SMI Conservative Allocation Fund. The merger was effective as of April 27, 2018.

2 The Advisor contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.15% of the SMI 50/40/10 Fund’s average daily net assets through February 29, 2020. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the SMI 50/40/10 Fund within the three years following such waiver or reimbursement, provided that the SMI 50/40/10 Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the SMI 50/40/10 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the SMI 50/40/10 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the SMI 50/40/10 Fund’s operating expenses remain the same. Only the one-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$185	$612	$1,105	$2,464

Portfolio Turnover

The SMI 50/40/10 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI 50/40/10 Fund’s performance. During the most recent fiscal year, the SMI 50/40/10 Fund’s portfolio turnover rate was 212.36% of the average value of its portfolio.

Principal Investment Strategies

SMI Advisory Services, LLC (the “Advisor”), the SMI 50/40/10 Fund’s adviser, allocates the SMI 50/40/10 Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

50% - Dynamic Asset Allocation Strategy

40% - Fund Upgrading Strategy

10% - Sector Rotation Strategy

Dynamic Asset Allocation Strategy. This strategy involves investing in open-end mutual funds and exchange-traded funds (“ETFs”) (collectively “Underlying Funds”) that invest in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Advisor will invest in each of the three “best” asset classes as determined by the Advisor. The Advisor generally divides investments into each of the three categories into approximately equal amounts. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Advisor periodically rebalances the SMI 50/40/10 Fund’s asset allocation in response to market conditions as well as to balance the SMI 50/40/10 Fund’s exposure to the chosen asset classes. The SMI 50/40/10 Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The SMI 50/40/10 Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The SMI 50/40/10 Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The SMI 50/40/10 Fund may also invest directly in such companies. The SMI 50/40/10 Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The SMI 50/40/10 Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The SMI 50/40/10 Fund may also invest directly in such companies. The SMI 50/40/10 Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The SMI 50/40/10 Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the SMI 50/40/10 Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the SMI 50/40/10 Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Real Estate – The SMI 50/40/10 Fund may invest in Underlying Funds that invest primarily in real estate securities. The SMI 50/40/10 Fund may also invest in real estate investment trusts (“REITs”).

Precious Metals – The SMI 50/40/10 Fund may invest in Underlying Funds that invest primarily in precious metals. The SMI 50/40/10 Fund may also invest in Underlying Funds that invest in mining and other precious metal related companies. The SMI 50/40/10 Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) – The SMI 50/40/10 Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and other ETFs that focus on investing in the foregoing.

Fund Upgrading Strategy – This strategy is a systematic investment approach that is based on the belief of the Advisor that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. So long as the other investment companies have a track record of a minimum of 12 months, they may be monitored by the Adviser as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The SMI 50/40/10 Fund primarily invests this portion of the portfolio in Underlying Funds using its Fund Upgrading strategy. Generally, the Underlying Funds with the highest momentum scores are chosen. Underlying Funds that do not have the highest momentum scores may not outperform and could, in fact, lose money. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions. During any given year, if equities are performing extremely weakly, all or a portion of the Fund Upgrading assets may be shifted into Underlying Funds that focus on fixed income securities, or shifted into cash.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

Sector Rotation Strategy – This strategy involves the Advisor selecting from a universe of Underlying Funds it has compiled using proprietary methods. Generally, the Underlying Funds with a strong focus on a particular sector are chosen. This universe is specifically designed by the Advisor to balance exposure to a wide variety of market sectors and industries. This universe includes leveraged, non-leveraged and inverse Underlying Funds. The Advisor ranks these Underlying Funds based on their recent performance across multiple short-term performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Advisor purchases one or more Underlying Funds to gain the desired exposure to that particular sector. This portion of the Underlying Fund may be concentrated, meaning that the Underlying Fund may be invested in as few as one or two sectors at a time and potentially as few as one Underlying Fund.

The SMI 50/40/10 Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the 50/40/10 Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI 50/40/10 Fund’s assets among the various Underlying Funds in which it invests.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Fund Upgrading Strategy similar to the strategy utilized by the SMI 50/40/10 Fund. Although mutual funds purchased by the SMI 50/40/10 Fund generally will be highly ranked in the Newsletter, the SMI 50/40/10 Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but only to institutional investors.

Principal Risks

All investments involve risks, and the SMI 50/40/10 Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI 50/40/10 Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI 50/40/10 Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI 50/40/10 Fund. Below are some of the specific risks of investing in the SMI 50/40/10 Fund. Insofar as the SMI 50/40/10 Fund invests in Underlying Funds it may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the SMI 50/40/10 Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the SMI 50/40/10 Fund;

conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The SMI 50/40/10 Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI 50/40/10 Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the SMI 50/40/10 Fund invests in another mutual fund or ETF (Underlying Funds), the SMI 50/40/10 Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI 50/40/10 Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI 50/40/10 Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivatives transactions by the Underlying Funds). The SMI 50/40/10 Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the SMI 50/40/10 Fund invests in inverse or leveraged ETFs, the value of the SMI 50/40/10 Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the SMI 50/40/10 Fund invests in Underlying Funds that invest in fixed income securities, the SMI 50/40/10 Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the SMI 50/40/10 Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI 50/40/10 Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI 50/40/10 Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The SMI 50/40/10 Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the SMI 50/40/10 Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI 50/40/10 Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent the SMI 50/40/10 Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI 50/40/10 Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the SMI 50/40/10 Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the SMI 50/40/10 Fund or an Underlying Fund may lose its entire investment, which will affect the SMI 50/40/10 Fund’s return.

Portfolio Turnover Risk. The SMI 50/40/10 Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. To the extent the SMI 50/40/10 Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Real Estate Risk. The SMI 50/40/10 Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The SMI 50/40/10 Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the SMI 50/40/10 Fund invests in addition to the expenses incurred directly by the SMI 50/40/10 Fund.

Credit Default Swaps Product Risk. To the extent that the SMI 50/40/10 Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the SMI 50/40/10 Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent that the SMI 50/40/10 Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the SMI 50/40/10 Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI 50/40/10 Fund.

Small- and Mid-Cap Stocks Risk. To the extent the SMI 50/40/10 Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI 50/40/10 Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the SMI 50/40/10 Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI 50/40/10 Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI 50/40/10 Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI 50/40/10 Fund to fail the income source component of the RIC requirements. If, in any year, the SMI 50/40/10 Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI 50/40/10 Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI 50/40/10 Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the SMI 50/40/10 Fund invests in Underlying Funds that utilize derivatives, such as futures contracts and credit default swaps, the SMI 50/40/10 Fund is subject to the risk associated with such derivatives. Additionally, with respect to the equity investments of the Fund, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses.

Underlying Funds may use derivatives such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI 50/40/10 Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI 50/40/10 Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI 50/40/10 Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI 50/40/10 Fund invests focus their investments in a particular industry or sector, the SMI 50/40/10 Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Market Timing Risk. Because the SMI 50/40/10 Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI 50/40/10 Fund.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessary correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the SMI 50/40/10 Fund invests may not produce the best results and may increase the volatility of the SMI 50/40/10 Fund’s share price.

Volatility Risk. The value of the SMI 50/40/10 Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows the SMI 50/40/10 Fund’s investment results. The table below compares the SMI 50/40/10 Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index. The SMI 50/40/10 Fund began operations on April 29, 2015. Past performance of the SMI 50/40/10 Fund is not necessarily an indication of how the Fund will perform in the future. Effective April 27, 2018, the SMI 50/40/10 Fund was merged with another mutual fund (the “Merged Fund”) advised by the Advisor, and the SMI 50/40/10 Fund materially revised its strategies so as to reflect the investment strategies of the Merged Fund. Performance reflected in the bar chart and table reflects the performance of the Merged Fund.

Highest/Lowest quarterly results during this time period were:

Best Quarter:	3rd Quarter, 2017, 5.26%
Worst Quarter:	4th Quarter, 2016, (1.31)%

The year-to-date return as of March 31, 2018 was 0.63%

AVERAGE ANNUAL TOTAL RETURNS

(for the period ended December 31, 2017)

The Fund	1 Year	Since Inception (April 29, 2015)
Return Before Taxes	18.62%	4.44%
Return After Taxes on Distributions	18.21%	4.21%
Return After Taxes on Distributions and Sale of Fund Shares	10.63%	3.34%
Indices (reflects no deductions for fees, expenses and taxes)
Wilshire 5000© Total Market Index	21.00%	11.47%
Bloomberg Barclay’s U.S. Aggregate Bond© Index	3.54%	2.02%
Weighted Index (60% of the Wilshire 5000© Total Market Index and 40% of the Bloomberg Barclays Capital U.S. Aggregate Bond© Index)	13.74%	7.73%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the SMI 50/40/10 Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

Portfolio Management

Investment Adviser – SMI Advisory Services, LLC, serves as the investment adviser to the SMI 50/40/10 Fund.

Portfolio Managers – The following portfolio managers are jointly responsible for managing the day-to-day investment operations of the SMI 50/40/10 Fund since its inception in April 2015, subject to the ultimate decision-making authority over all portfolio decisions and trading practices by the Senior Portfolio Manager. Each portfolio manager has been managing the SMI 50/40/10 Fund since its inception.

•	Mark Biller; Senior Portfolio Manager
•	Eric Collier, CFA; Co-Portfolio Manager
•	Anthony Ayers, CFA; Co-Portfolio Manager

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker- Dealers and Other Financial Intermediaries” beginning on page 38 of the prospectus.

SUMMARY SECTION – SMI DYNAMIC ALLOCATION FUND

Investment Objective

The SMI Dynamic Allocation Fund (the “SMI Dynamic Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the SMI Dynamic Allocation Fund.

Shareholder Fees (fees paid directly from your investment)

Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.19%

Total Annual Fund Operating Expenses	1.35%

Expense Example:

This Example is intended to help you compare the cost of investing in the SMI Dynamic Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the SMI Dynamic Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the SMI Dynamic Allocation Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$137	$428	$739	$1,624

Portfolio Turnover

The SMI Dynamic Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI Dynamic Allocation Fund’s performance. During the most recent fiscal year, the SMI Dynamic Allocation Fund’s portfolio turnover rate was 247.10% of the average value of its portfolio.

Principal Investment Strategies

SMI Advisory Services, LLC (the “Advisor”), the adviser to the SMI Dynamic Allocation Fund, uses a “Dynamic Asset Allocation” strategy to achieve the SMI Dynamic Allocation Fund’s investment objective. This strategy involves the Advisor investing in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Advisor will invest in each of the three “best” asset classes as determined by the Advisor. The Advisor generally divides investments into each of the three categories into approximately equal amounts. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Advisor periodically rebalances the SMI Dynamic Allocation Fund’s asset allocation in response to market conditions as well as to balance the SMI Dynamic Allocation Fund’s exposure to the chosen asset classes. The Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The SMI Dynamic Allocation Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The SMI Dynamic Allocation Fund may invest in open-end mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The SMI Dynamic Allocation Fund may also invest directly in such companies. The SMI Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The SMI Dynamic

Allocation Fund may also invest directly in such companies. The SMI Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the SMI Dynamic Allocation Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the SMI Dynamic Allocation Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Real Estate – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in real estate securities. The Underlying Funds may also invest in real estate investment trusts (“REITs”).

Precious Metals – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in precious metals. The SMI Dynamic Allocation Fund may also invest in ETFs or other investment companies that invest in mining and other precious metal related companies. The SMI Dynamic Allocation Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass- through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) – The SMI Dynamic Allocation Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and other ETFs that focus on investing in the foregoing.

The SMI Dynamic Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Dynamic Allocation Fund’s assets among the various Underlying Funds in which the SMI Dynamic Allocation Fund invests.

Principal Risks

All investments involve risks, and the SMI Dynamic Allocation Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Dynamic Allocation Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Dynamic Allocation Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Dynamic Allocation Fund. Below are some of the specific risks of investing in the SMI Dynamic Allocation Fund. Insofar as the SMI Dynamic Allocation Fund invests in Underlying Funds it may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the SMI Dynamic Allocation Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the SMI Dynamic Allocation Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The SMI Dynamic Allocation Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Dynamic Allocation Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the SMI Dynamic Allocation Fund invests in another mutual fund or ETF (Underlying Funds), the SMI Dynamic Allocation Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Dynamic Allocation Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The SMI Dynamic Allocation Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide

“circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in fixed income securities, the SMI Dynamic Allocation Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the SMI Dynamic Allocation Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI Dynamic Allocation Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI Dynamic Allocation Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The SMI Dynamic Allocation Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the SMI Dynamic Allocation Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI Dynamic Allocation Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Dynamic Allocation Fund invest in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Dynamic Allocation Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the SMI Dynamic Allocation Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the SMI Dynamic Allocation Fund or an Underlying Fund may lose its entire investment, which will affect the SMI Dynamic Allocation Fund’s return.

Portfolio Turnover Risk. The SMI Dynamic Allocation Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Real Estate Risk. The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The SMI Dynamic Allocation Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the SMI Dynamic Allocation Fund invests in addition to the expenses incurred directly by the SMI Dynamic Allocation Fund.

Credit Default Swaps Product Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the SMI Dynamic Allocation Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the SMI Dynamic Allocation Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Dynamic Allocation Fund.

Small- and Mid-Cap Stock Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI Dynamic Allocation Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the SMI Dynamic Allocation Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from these investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI Dynamic Allocation Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the SMI Dynamic Allocation Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Dynamic Allocation Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI Dynamic Allocation Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Dynamic Allocation Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI Dynamic Allocation Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Dynamic Allocation Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that utilize derivatives, such as futures contracts and credit default swaps, the SMI

Dynamic Allocation Fund is subject to the risks associated with such derivatives. Additionally, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Dynamic Allocation Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the SMI Dynamic Allocation Fund’s expenses and reduce the return. In utilizing certain derivatives, an underlying fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Dynamic Allocation Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Dynamic Allocation Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Dynamic Allocation Fund invests focus their investments in a particular industry or sector, the Dynamic Allocation Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the SMI Dynamic Allocation Fund invests may not produce the best results and may increase the volatility of the SMI Dynamic Allocation Fund’s share price.

Volatility Risk. The value of the SMI Dynamic Allocation Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows the SMI Dynamic Allocation Fund’s investment results. The table below compares the SMI Dynamic Allocation Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index. The SMI Dynamic Allocation Fund began operations on February 28, 2013. Past performance of the SMI Dynamic Allocation Fund is not necessarily an indication of how the Fund will perform in the future.

Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2014, 8.35%
Worst Quarter:	3rd Quarter, 2015, (6.49)%

The year-to-date return as of March 31, 2018 was (2.09)%

AVERAGE ANNUAL TOTAL RETURNS

(for the period ended December 31, 2017)

The Fund	1 Year	Since Inception (February 28, 2013)
Return Before Taxes	14.11%	5.17%
Return After Taxes on Distributions	13.84%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares	8.17%	3.94%
Indices (reflects no deductions for fees, expenses and taxes)
Wilshire 5000© Total Market Index	21.00%	14.63%
Barclay’s Capital U.S. Aggregate Bond© Index	3.54%	2.20%
Weighted Index (60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index)	13.74%	9.63%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the SMI Dynamic Allocation Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

Portfolio Management

Investment Adviser – SMI Advisory Services, LLC, serves as the investment adviser to the SMI Dynamic Allocation Fund.

Portfolio Managers – The following portfolio managers are jointly responsible for managing the day-to-day investment operations of the Fund since its inception in February 2013, subject to the ultimate decision-making authority over all portfolio decisions and trading practices by the Senior Portfolio Manager. Each portfolio manager has been managing the Fund since its inception.

•	Mark Biller; Senior Portfolio Manager
•	Eric Collier, CFA; Co-Portfolio Manager
•	Anthony Ayers, CFA; Co-Portfolio Manager

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker- Dealers and Other Financial Intermediaries” beginning on page 31 of the prospectus.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
$500 general accounts, retirement accounts or custodial accounts	By Mail: Sound Mind Investing Funds [insert name of specific Fund(s)] c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707

$0 for Automatic Investment Plans	By Phone: (877) 764-3863

Minimum Additional Purchases $50

You may purchase or sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (877) 764-3863, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the SMI Fund

The SMI Fund seeks to achieve its objective by investing in a diversified portfolio of Underlying Funds using a “Fund Upgrading” strategy. The Fund Upgrading investment approach is a systematic investment approach that is based on the belief of the Fund’s Advisor that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The SMI Fund typically purchases underlying funds that do not charge a sales load, or that waive the sales load (typically referred to as “no-load” or “load-waived” funds) in order to accommodate the Advisor’s strategy of buying and selling mutual funds as often as conditions dictate. However, the SMI Fund is not precluded from investing in Underlying Funds with sales-related expenses, including redemption fees and/or 12b-1 fees. Shareholders may incur expenses associated with capital gains distributions by the SMI Fund and its Underlying Funds, and they also may incur increased transaction costs as a result of the SMI Fund’s high portfolio turnover rate and/or because of high portfolio turnover rates in the Underlying Funds. The SMI Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting Underlying Funds for investment, the SMI Fund will not be precluded from investing in an Underlying Fund with a higher than average expense ratio.

The SMI Fund is independent from any of the Underlying Funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the Underlying Funds. The SMI Fund’s only option is to liquidate its investment in an Underlying Fund in the event of dissatisfaction with the Underlying Fund. An Underlying Fund may limit the SMI Fund’s ability to sell its shares of the Underlying Fund at certain times. In these cases, such investments will be considered illiquid. The SMI Fund may invest in Underlying Funds to the maximum extent permitted by the Investment Company Act of 1940 (the “1940 Act”) and SEC exemptive orders from the 1940 Act. This means that the SMI Fund may invest a substantial portion of its assets in a single Underlying Fund, or the SMI Fund may own a substantial portion of the outstanding shares of an Underlying Fund.

The SMI Fund may hold short-term cash instruments including repurchase agreements, short- term debt instruments, and money market funds, pending selection of underlying funds that meet the Advisor’s investment criteria.

Fund Upgrading Strategy. The SMI Fund’s Advisor uses a Fund Upgrading strategy. The Advisor begins by ranking over 1,000 Underlying Funds by asset class into the following asset allocation categories: small- cap growth, small-cap value, large-cap growth, large-cap value, and international. The Advisor then ranks the Underlying Funds within each category based on the Advisor’s performance model and screening process. The SMI Fund typically purchases shares of highly ranked Underlying Funds in each category. On an ongoing basis, the Advisor monitors the performance of a wide universe of Underlying Funds, and upgrades the SMI Fund’s portfolio by moving assets into those Underlying Funds deemed by the Advisor to be most attractive at the time of analysis. This upgrading process is designed to invest the SMI Fund’s assets in Underlying Funds that demonstrate superior current performance relative to their peers, as determined by the Advisor using its proprietary performance model and screening process. The Advisor’s screening process ranks underlying funds in each asset allocation category based on an analysis of each Underlying Fund’s total returns for the most recent 3-months, 6-months and one year. The total return information, as well as information about each Underlying Fund’s style characteristics and additional factors, is collected by the Advisor’s proprietary database from information available from the underlying funds and from independent third party data providers. The Advisor collects and reviews this information on a regular basis, and then ranks highest those Underlying Funds that it believes demonstrate superior current performance. Although current performance is the Advisor’s primary consideration in selecting Underlying Funds, other criteria may also be considered once the Advisor has identified the top-performing Underlying Funds. These secondary criteria include, but are not limited to: the Underlying Fund’s asset level and flows, management characteristics and experience, redemption or other fee policies, and historical volatility. The Advisor uses the performance information and these components of classification and additional criteria to select a top-ranked fund. It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

When categorizing funds, the Advisor typically divides those funds normally referred to as “mid-cap” between the “large-cap” and “small-cap” categories, and typically divides Underlying Funds that are not managed with either a clear growth or value investment strategy, often called “core” or “blend” funds, between the “growth” and “value” categories. The Advisor believes that defining these categories broadly makes available a wide range of investment opportunities to the SMI Fund, while still maintaining appropriate diversification. The total amount of the SMI Fund’s investment allocated to each asset class will vary based on the Advisor’s assessment of current economic and market conditions. The Advisor reserves the right to modify its asset allocation model.

The Advisor believes that while market and economic conditions are constantly changing, most Underlying Funds’ portfolio managers rarely change their investment approach. As a result, Underlying Funds that lead their peer group under one set of economic conditions often lag their peer group when those conditions change, and few Underlying Funds are consistent leaders during all types of market conditions. The Advisor believes that the best approach is to continuously invest only in those Underlying Funds that currently demonstrate market leadership. As conditions change, the Advisor uses its upgrading strategy to move assets from those Underlying Funds that performed well under prior economic and market conditions into different Underlying Funds that are better suited, in the Advisor’s opinion, to the newly emerging economic and market conditions. This approach seeks to utilize the talents of the top-performing Underlying Funds’ portfolio managers within their specific areas of expertise, while also seeking to direct assets only to those portfolio managers whose investment styles are particularly well suited to the current economic and market environment.

The 1940 Act restricts investments by registered investment companies, such as the SMI Fund, in the securities of other Underlying Funds. However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the SMI Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the SMI Fund enter into an agreement with the relevant ETF prior to investing beyond the 1940 Act’s limits.

Is the SMI Fund right for you?

The SMI Fund may be suitable for:

•	long-term investors seeking a fund with a capital appreciation investment strategy;
•	investors who want exposure to a broad range of asset classes within the convenience of a single fund;
•	investors who want to hire a professional to shift their assets between different types of investments as market conditions change; and
•	investors willing to accept price fluctuations in their investment.

Principal Investment Strategies of the SMI 50/40/10 Fund

The SMI 50/40/10 Fund’s advisor allocates the Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

50% - Dynamic Asset Allocation Strategy

40% - Fund Upgrading Strategy

10% - Sector Rotation Strategy

In addition to the Dynamic Allocation and Sector Rotation strategies described earlier, the SMI 50/40/10 Fund also uses a Fund Upgrading strategy which typically purchases Underlying Funds that do not charge a sales load, or that waive the sales load (typically referred to as “no-load” or “load-waived” funds) in order to accommodate the Advisor’s strategy of buying and selling Underlying Funds as often as conditions dictate. However, the SMI 50/40/10 Fund is not precluded from investing in Underlying Funds with sales-related expenses, including redemption fees and/or 12b-1 fees. Shareholders may incur expenses associated with capital gains distributions by the SMI 50/40/10 Fund and its Underlying Funds, and they also may incur increased transaction costs as a result of the SMI 50/40/10 Fund’s high portfolio turnover rate and/or because of high portfolio turnover rates in the Underlying Funds. The SMI 50/40/10 Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting Underlying Funds for investment, the SMI 50/40/10 Fund will not be precluded from investing in an Underlying Fund with a higher than average expense ratio.

The SMI 50/40/10 Fund’s Advisor uses a Fund Upgrading strategy. The Advisor begins by ranking over 1,000 Underlying Funds by asset class into the following asset allocation categories: small-cap growth, small-cap value, large-cap growth, large-cap value, and international. The Advisor then ranks the Underlying Funds within each category based on the Advisor’s performance model and screening process. The SMI 50/40/10 Fund typically purchases shares of highly ranked Underlying Funds in each category. On an ongoing basis, the Advisor monitors the performance of a wide universe of Underlying Funds, and upgrades the SMI 50/40/10 Fund’s portfolio by moving assets into those Underlying Funds deemed by the Advisor to be most attractive at the time of analysis. This upgrading process is designed to invest the SMI 50/40/10 Fund’s assets in Underlying Funds that demonstrate superior current performance relative to their peers, as determined by the Advisor using its proprietary performance model and screening process. The Advisor’s screening process ranks Underlying Funds in each asset allocation category based on an analysis of each Underlying Fund’s total returns for the most recent 3-months, 6-months and one year. The total return information, as well as information about each Underlying Funds’ style characteristics and additional factors, is collected by the Advisor’s proprietary database from information available from the Underlying Funds and from independent third party data providers. The Advisor collects and reviews this information on a regular basis, and then ranks highest those Underlying Funds that it believes demonstrate superior current performance. Although current performance is the Advisor’s primary consideration in selecting Underlying Funds, other criteria may also be considered once the Advisor has identified the top-performing Underlying Funds. These secondary criteria include, but are not limited to: the Underlying Fund’s asset level and flows, management characteristics and experience, redemption or other fee policies, and historical volatility. The Advisor uses the performance information and these components of classification and additional criteria to select a top-ranked Underlying Fund. It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

When categorizing funds, the Advisor typically divides those funds normally referred to as “mid-cap” between the “large-cap” and “small-cap” categories, and typically divides Underlying Funds that are not managed with either a clear growth or value investment strategy, often called “core” or “blend” Underlying Funds, between the “growth” and “value” categories. The Advisor believes that defining these categories broadly makes available a wide range of investment opportunities to the SMI 50/40/10 Fund, while still maintaining appropriate diversification. The total amount of the SMI 50/40/10 Fund’s investment allocated to each asset class will vary based on the Advisor’s assessment of current economic and market conditions. The Advisor reserves the right to modify its asset allocation model.

The Advisor believes that while market and economic conditions are constantly changing, most Underlying Funds’ portfolio managers rarely change their investment approach. As a result, Underlying Funds that lead their peer group under one set of economic conditions often lag their peer group when those conditions change, and few Underlying Funds are consistent leaders during all types of market conditions. The Advisor believes that the best approach is to continuously invest only in those Underlying Funds that currently demonstrate market leadership. As conditions change, the Advisor uses its upgrading strategy to move assets from those Underlying Funds that performed well under prior economic and market conditions into different Underlying Funds that are better suited, in the Advisor’s opinion, to the newly emerging economic and market conditions. This approach seeks to utilize the talents of the top-performing Underlying Funds’ portfolio managers within their specific areas of expertise, while also seeking to direct assets only to those portfolio managers whose investment styles are particularly well suited to the current economic and market environment.

The 1940 Act restricts investments by registered investment companies, such as the SMI 50/40/10 Fund, in the securities of other investment companies, including ETFs (Underlying Funds). However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the SMI 50/40/10 Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the SMI 50/40/10 Fund enter into an agreement with the relevant ETF prior to investing beyond the 1940 Act’s limits.

Because the Advisor’s strategy involves buying and selling mutual funds as often as conditions dictate, the SMI 50/40/10 Fund will bear its share of the fees and expenses of the underlying funds. This means that shareholders will pay higher expenses than would be the case if they invested directly in the Underlying Funds. The SMI 50/40/10 Fund typically purchases underlying funds that do not charge a sales load, or that waive the sales load (typically referred to as “no-load” or “load-waived” funds) in order to accommodate the Advisor’s strategy of buying and selling Underlying Funds as often as conditions dictate. However, the SMI 50/40/10 Fund is not precluded from investing in Underlying Funds with sales-related expenses, including redemption fees and/or 12b-1 fees. The Advisor expects that the SMI 50/40/10 Fund will experience a high portfolio turnover rate, the effects of which are discussed below under “Portfolio Turnover Risk.” Shareholders may incur expenses associated with capital gains distributions by the SMI 50/40/10 Fund and its Underlying Funds, and they also may incur increased transaction costs as a result of the SMI 50/40/10 Fund’s high portfolio turnover rate and/or because of high portfolio turnover rates in the Underlying Funds. The SMI 50/40/10 Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting Underlying Funds for investment, the SMI 50/40/10 Fund will not be precluded from investing in an Underlying Fund with a higher than average expense ratio.

The SMI 50/40/10 Fund is independent from any of the Underlying Funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the Underlying Funds. The SMI 50/40/10 Fund’s only option is to liquidate its investment in an Underlying Fund in the event of dissatisfaction with the Underlying Fund. An Underlying Fund may limit the SMI 50/40/10 Fund’s ability to sell its shares of the Underlying Fund at certain times. In these cases, such investments will be considered illiquid. The SMI 50/40/10 Fund may invest in Underlying Funds to the maximum extent permitted by the 1940 Act and SEC exemptive orders from the 1940 Act. This means that the SMI 50/40/10 Fund may invest a substantial portion of its assets in a single underlying fund, or the Fund may own a substantial portion of the outstanding shares of an Underlying Fund.

Additional information about the Advisor’s affiliation with the publisher of the SMI Newsletter is contained in the SMI 50/40/10 Fund’s Statement of Additional Information which is available to the SMI 50/40/10 Fund’s shareholders, free of charge, upon request.

Is the SMI 50/40/10 Fund right for you?

The SMI 50/40/10 Fund may be suitable for:

•	long-term investors seeking a fund with a total return investment strategy;
•	investors who want exposure to a broad range of asset classes within the convenience of a single fund;
•	investors who want to hire a professional to shift their assets between different types of investments as market conditions change; and
•	investors willing to accept price fluctuations in their investment.

Principal Investment Strategies of the SMI Dynamic Allocation Fund

The Fund uses a Dynamic Asset Allocation investment strategy to achieve its investment objective. This is done by investing in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash.

The SMI Dynamic Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Dynamic Allocation Fund’s assets among the various underlying funds in which the SMI Dynamic Fund invests.

Is the SMI Dynamic Allocation Fund right for you?

The SMI Dynamic Allocation Fund may be suitable for:

•	long-term investors seeking a fund with a total return investment strategy;
•	investors who want exposure to a broad range of asset classes within the convenience of a single fund; and
•	investors willing to accept price fluctuations in their investment.

Principal Risks of Investing in the Funds

All investments involve risks, and the Funds cannot guarantee that they will achieve their investment objectives. An investment in the Funds is not insured or guaranteed by any government agency. As with any mutual fund investment, the Funds’ returns and share price will fluctuate, and you may lose money by investing in the Funds. Below are some of the specific risks of investing in the Funds. Insofar as a Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus.

All Funds

Market Risk. The prices of securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth- oriented equity securities purchased by the Funds may involve large price swings and potential for loss. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Other Investment Company Securities Risks. When the Funds invest in another mutual fund or ETF (Underlying Funds), the Funds indirectly will bear their proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Funds will incur higher expenses, many of which may be duplicative. In addition, the Funds may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage by the funds). The Funds have no control over the investments and related risks taken by the Underlying Funds in which it invests. Because the Funds are not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. In addition, the Funds may also incur increased trading costs as a result of the Fund Upgrading strategy.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Derivatives Risk. The Underlying Funds in the Funds’ portfolio, may utilize derivatives, such as futures contracts and credit default swaps. Additionally, with respect to the

Dynamic Asset Allocation, Fund Upgrading and fixed income strategies, Underlying Funds in which the Funds may invest may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Funds, or an Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Funds’ use of derivatives may magnify losses.

If the Underlying Funds are not successful in employing such instruments in managing its portfolio, the Funds’ performance will be worse than if it did not invest in Underlying Funds employing such strategies. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to the fixed income portion of the Funds, the Underlying Funds may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined. Because interest rates have declined, the Underlying Funds may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Underlying Funds’ and the Funds’ returns.

Liquidity risk. This is the risk that assets held by the Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Funds’ shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Funds may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Funds’ income- producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Certain of the Funds invest in Underlying Funds that may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Funds invest in Underlying Funds that invest in high- yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Funds may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment, which will affect the Funds’ return.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Funds’ shares.

Portfolio Turnover Risk. The Funds’ investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Market Timing Risk. Because the Funds do not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the Funds.

Small- and Mid-Cap Risk. To the extent the Funds invest in Underlying Funds that invest in small- and mid-cap companies, the Funds will be subject to additional risks. These include: (1) the earnings and prospects of smaller companies are more volatile than larger companies; (2) smaller companies may experience higher failure rates than do larger companies; (3) the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and (4) Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Foreign Securities Risk. To the extent the Funds invest in Underlying Funds that invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Style Risk. The Funds may invest in Underlying Funds that use growth- and/or value- oriented investing styles, or other styles. If the Underlying Fund’s portfolio manager incorrectly assesses the growth potential of companies in which the Underlying Fund invests, the securities purchased may not perform as expected, reducing the Underlying Fund’s return and ultimately reducing the Funds’ return, or causing it to lose money on the investment. With respect to Underlying Funds with a value investment approach, the market may not agree with a value manager’s determination that the Underlying Fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the adviser believes are their full value. They may even decrease in value.

Management Risk. The Funds are actively managed and depend on the decisions of their portfolio managers to produce the desired results. The Advisor’s strategies may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, a Fund’s overall performance may suffer. The Advisor’s upgrading strategy makes no effort to predict what the market will do next. Rather, the upgrading strategy is strictly a trend-following system which responds to what has already happened in the market and attempts to catch each significant market trend as it unfolds. There may be times when the strategy takes time to recognize a new market trend. As a result, the Funds may lag behind in participating in the profits from a newly developed trend, or may not be in a position to take advantage of a particular market trend. There also is the risk that investment strategies employed by the portfolio managers of the Underlying Funds in which the Funds invest may not result in an increase in the value of the Underlying Funds and, therefore, that the value of the Funds’ investment in the Underlying Funds may not increase, or may actually decrease.

Cybersecurity Risk. The Funds and their service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Funds to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Funds and/or the Funds’ investment adviser, distributor, custodian, the transfer agent or other third party service providers may adversely impact the Funds and their shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Funds to regulatory fines or financial losses, and/or cause reputational damage. The Funds rely on third-party service providers for many of the day-to-day operations, and are therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Funds from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. There is no guarantee the Funds will be successful in protecting against cybersecurity breaches.

The SMI Dynamic Allocation Fund and SMI 50/40/10 Fund

Credit Default Swap Product Risk. In addition to risks associated with swaps generally, credit default swaps may subject the Funds to additional risks. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Underlying Funds may either be the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Underlying Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Underlying Funds’ and the Funds’ credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Underlying Fund invests. Swaps and related options expose the Underlying Funds to counterparty credit risk (credit risk described above). The Funds could also suffer losses with respect to a swap agreement (or an option thereon) if the Funds are unable to terminate the agreement or reduce its exposure through offsetting transactions.

The Underlying Funds may also invest in credit default swap index products and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a Credit Event occurs) that is the substance of a single name credit default swap. Such investments are subject to liquidity risks as well as counterparty and other risks associated with investments in credit default swaps discussed above.

Mortgage- and Asset-Backed Securities Risk. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. For example, interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and principal may be prepaid at any time. As a result, if an Underlying Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. If the Underlying Funds purchase these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a pre-payment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage- backed securities. As noted below, recent market conditions have caused the markets for mortgage- and asset-backed securities to experience significantly lower valuations and reduced liquidity.

Liquidity Risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Underlying Funds would like to sell. The Underlying Funds may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Funds’ management or performance. As noted below, recent market conditions have caused the markets for some of the securities in which the Underlying Fund invests to experience reduced liquidity.

Ratings Agencies. Ratings agencies, such as S&P, are organizations that assign ratings to securities based on that agency’s opinion of the quality of debt securities. It should be emphasized, however, that ratings are general, are not absolute standards of quality and do not reflect an evaluation of market risk. Debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

Real Estate Risk. The Funds may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds will indirectly bear its proportionate share of expenses incurred by REITs in which the Funds invest in addition to the expenses incurred directly by the Fund.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Finally, investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

Commodity Risk. Some of the Underlying Funds and other instruments in the Funds’ portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Funds may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation.

In August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

Investments in Inverse and Leveraged ETFs. To the extent that the Funds invests in Underlying Funds that are inverse or leveraged ETFs, the value of the Funds’ investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

RIC Qualification Risk. To qualify for treatment as a RIC under the Code, the Funds must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Funds’ investments in ETFs or publicly traded partnerships (“PTPs”) that invest in physical commodities may make it more difficult for the Funds to meet these requirements. If, in any year, a Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce a Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Funds and their shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends- received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special treatment.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

The SMI Fund

Non-Diversification Risk. Underlying Funds in which the SMI Fund invests may be non- diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

General

The Funds’ investment objective is not fundamental and may be changed without shareholder approval. The Funds will provide 60 days’ advance notice of any change in the investment objective.

From time to time, the Funds may take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Funds may hold up to 100% of its assets in short-term U.S. government securities, money market funds, repurchase agreements or money market instruments. The Funds may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Funds may not achieve its investment objective.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUNDS

Investment Advisor

SMI Advisory Services, LLC, 411 6th St., Columbus, IN 47201, serves as the advisor to the Funds. The Advisor has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio. The Advisor sets each Fund’s overall investment strategies, developing, constructing and monitoring the asset allocation, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for each Fund’s portfolio and votes any proxies solicited by portfolio-held companies.

The Advisor is a joint venture between Omnium Investment Company, LLC, and Marathon Partners, LLC. Omnium was formed in 2005 by Anthony Ayers and Eric Collier, each a Portfolio Manager of the Funds, and other senior managers of Omnium. Marathon Partners was formed in 2005 by Mark Biller, Senior Portfolio Manager of the Funds, Austin Pryor and other managers of Sound Mind Investing, a Christian non- denominational financial newsletter. Mr. Pryor is the publisher, and Mr. Biller is the Executive Editor, of Sound Mind Investing.

The SMI Fund is authorized to pay the Advisor a fee based on the SMI Fund’s average daily net assets as follows:

Fund Assets	Management Fee
$1 - $250 million	1.00%
$250,000,001 to $500 million	0.90%
Over $500 million	0.80%

The SMI 50/40/10 Fund is authorized to pay the Advisor a fee based on the SMI 50/40/10 Fund’s average daily net assets as follows:

Fund Assets	Management Fee
$1 - $100 million	0.90%
$100 million to $250 million	0.80%
$250 million to $500 million	0.70%
Over $500 million	0.60%

The SMI Dynamic Allocation Fund is authorized to pay the Advisor a fee based on the SMI Dynamic Allocation Fund’s average daily net assets as follows:

Fund Assets	Management Fee
$1 - $250 million	1.00%
$250,000,001 to $500 million	0.90%
Over $500 million	0.80%

The Advisor contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.50% of the Fund’s average daily net assets with respect to the SMI Fund, 1.15% with respect to the SMI 50/40/10 Fund and 1.45% with respect to the SMI Dynamic Allocation Fund. The contractual arrangement for the SMI Fund and the SMI Dynamic Allocation Fund is in place through February 28, 2019. The contractual arrangement for the SMI 50/40/10 Fund is in place through February 29, 2020. Each waiver or reimbursement by the Advisor (including those made by the Advisor with respect to a Predecessor Fund) is subject to repayment by the applicable Fund within the three years following the date of such waiver or reimbursement, provided that such Fund is able to make the repayment without exceeding the applicable expense limitation.

During the fiscal year ended October 31, 2017, the SMI Fund paid the Advisor a management fee equal to 1.00% of the Fund’s average daily net assets. During the fiscal year ended October 31, 2017, the SMI 50/40/10 Fund paid the Advisor a management fee equal to 0.89% of the Fund’s average daily net assets. During the fiscal year ended October 31, 2017, the SMI Dynamic Allocation Fund paid the Advisor a management fee equal to 1.00% of the Fund’s average daily net assets.

A discussion of the factors that the Board considered in approving the Funds’ advisory agreements is available in the Funds’ semi-annual report dated April 30, 2017.

If you invest in a Fund through an investment Advisor, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on a Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. A Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Advisor may pay a fee to financial intermediaries for such services.

To the extent that the Advisor, not the Funds, pays a fee to a financial intermediary for distribution or shareholder servicing, the Advisor may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Funds and the nature of the services provided by the financial intermediary. Although neither the Funds nor the Advisor pays for the Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Funds may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Funds’ shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. Each Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

Portfolio Managers

The following provides information about the portfolio managers who are responsible for the day-to-day management of the Funds.

Mark Biller, Senior Portfolio Manager – Mr. Biller has served as senior portfolio manager of the entire family of SMI Funds since their creation in 2005. He played a key role in the design and creation of the Sector Rotation, Dynamic Allocation, and Bond Upgrading strategies followed by the various SMI Funds.

As senior portfolio manager, Mr. Biller has ultimate decision-making authority regarding all portfolio decisions and trading practices of the Sound Mind Investing Funds. His duties involve researching and selecting the underlying funds in which the Funds invest, upgrading the Funds’ investments in underlying funds and determining the overall allocation among style categories. In addition to his duties at the Advisor, Mr. Biller has been the Executive Editor of the Sound Mind Investing newsletter and online business for over 15 years. Mr. Biller’s writings on a broad range of financial and investment topics have been featured in a variety of national print and electronic media, and he has also appeared as a financial commentator for various national and local radio programs. The Sound Mind Investing newsletter was first published in 1990 and currently has many thousands of subscribers. Since it was first published over 25 years ago, the newsletter has provided recommendations to tens of thousands of subscribers using a variety of investment strategies, including the Fund Upgrading, Dynamic Asset Allocation, Bond Upgrading and Sector Rotation strategies that are used by the Funds. Mr. Biller earned his B.S. in Finance from Oral Roberts University.

Eric Collier, CFA – Mr. Collier has served as a portfolio manager of the entire family of SMI Funds since their creation in 2005. He was integral in the design and testing of the Dynamic Allocation and Bond Upgrading strategies utilized by the various SMI Funds.

Mr. Collier is a co-Portfolio Manager responsible for researching and selecting each Fund’s investments, determining overall allocation among style categories, and trading, subject to the ultimate decision-making authority of the Senior Portfolio Manager. In addition to his duties at the Advisor, Mr. Collier is a co-founder of Omnium Investment Company, LLC. At Omnium, he conducts analytical and quantitative research, and risk management. Prior to co-founding Omnium, Mr. Collier worked at Oxford Group, Ltd, a fee-only financial services firm. At Oxford Group, Mr. Collier provided investment advice to several high net-worth individuals concentrating on investment and financial planning strategies. Prior to that Mr. Collier was an Investment Analyst and Registered Investment Adviser Representative for Webb Financial Advisers, an investment advisory firm, from 1997 to 2000, where he was responsible for due diligence and manager selection on large cap growth and value securities, small cap growth and value securities, international cap securities, and fixed income securities. Mr. Collier graduated from Indiana University with a B.S. in Finance in 1998. He also studied at the University of Maastricht in the Netherlands through the International Business Program at Indiana University. He has received the Chartered Financial Analyst (“CFA”) designation, and he is a member of the CFA Institute (formerly the Association for Investment Management and Research (“AIMR”)).

Anthony Ayers, CFA – Mr. Ayers has served as a portfolio manager of the entire family of SMI Funds since their creation in 2005. He was integral in the design and testing of the Dynamic Allocation and Bond Upgrading strategies utilized by the various SMI Funds.

Mr. Ayers is a co-Portfolio Manager responsible for researching and selecting each Fund’s investments, determining overall allocation among style categories, and trading, subject to the ultimate decision-making authority of the Senior Portfolio Manager. In addition to his duties at the Advisor, Mr. Ayers is a co-founder of Omnium Investment Company, LLC. At Omnium, he also conducts analytical and quantitative research, and risk management. Mr. Ayers helped develop the Advisor’s risk management procedures and a proprietary daily risk management reporting system. Prior to co-founding Omnium, Mr. Ayers was an Investment Analyst at Oxford Group, Ltd., where he was responsible for performing manager searches and due diligence on various mutual fund portfolio managers specializing in large capitalized growth and value securities, small capitalized growth and value securities, international capitalized securities, and fixed income securities. Prior to that Mr. Ayers was a Senior Investment Representative for Charles Schwab, where he assisted high net-worth clients with developing and trading complex option strategies, hedging concentrated portfolios, constructing diversified investment portfolios, risk management, and making individual stock and mutual fund recommendations. Mr. Ayers graduated from Indiana University with a B.S. in Finance in 1996, and he is a CFA charter holder.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers, including a description of compensation, other accounts managed, and ownership of the Funds’ shares.

ACCOUNT INFORMATION

How To Buy Shares

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the applicable Fund’s NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in each Fund is $500 for general accounts, retirement accounts or custodial accounts, $500 for Coverdell ESA accounts and $0 for automatic investment plans. The minimum additional investment in each Fund is $50. The Advisor may, in its sole discretion, waive these minimums in certain circumstances. Each Fund may waive or lower investment minimums for investors who invest in the Fund through an asset- based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment Advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper from, your initial purchase request must include:

•	a completed and signed investment application form; and
•	a personal check with name pre-printed (subject to the minimum amount) made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail:	Sound Mind Investing Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246-0707

Overnight:	Sound Mind Investing Funds
c/o Ultimus Fund Solutions, LLC
225 Pictoria Dr., Suite 450
Cincinnati, OH 45246

By Wire – You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 764-3863 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Ultimus Fund Solutions, LLC, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by a Fund. The purchase price per share will be the net asset value next determined after the wire purchase is received by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of a Fund at any time by mail, wire, automatic investment, or online at the Funds’ website (www.smifund.com). Each additional purchase must be for a minimum of $100. Each additional mail purchase request must contain:

•	your name
•	the name on your account(s)
•	your account number(s)
•	the name of the Fund
•	a check made payable to the applicable Fund

Checks should be sent to the applicable Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at (877) 764-3863 to obtain instructions.

Automatic Investment Plan

You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing an Automatic Investment Plan form with the proper signatures and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Funds may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Please contact Shareholder Services at (877) 764-3863 for information regarding opening an IRA or other retirement account. Please consult with an attorney or tax adviser regarding these plans. The Advisor has chosen to pay the custodial fees for IRAs. However, the Funds reserve the right to charge shareholders for this service in the future.

Other Purchase Information

Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you may be responsible for any loss incurred by a Fund. You may be prohibited or restricted from making future purchases in such Fund. Checks must be made payable to the Fund in which you wish to invest. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks, counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not receive payment for your redeemed shares until the holding period has expired).

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How To Exchange Shares

You may exchange your shares of a Fund for shares of another fund advised by the same investment adviser. In general, the same rules and procedures that apply to sales and purchases also apply to exchanges. You may also exchange your shares into the Federated Government Obligations Tax-Managed Fund, which is an unaffiliated, separately managed, money market mutual fund. This exchange privilege is offered as a convenience to you. For an exchange into the Federated Government Obligations Tax-Managed Fund, you must first receive that Fund’s prospectus. The exchange privilege must also be selected on your account application form. You may call Shareholder Services at (877) 764-3863 to exchange shares and to request a prospectus. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Additionally, if you already have an existing account with both Funds, you may do exchanges online at the Funds’ website (www.smifund.com). An exchange is made by selling shares of one Fund and using the proceeds to buy shares of the other Fund, with the NAV for the sale and the purchase calculated for each Fund as described in the prospectus under “Determination of Net Asset Value.” An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold. Requests for exchanges will be processed at the next calculated NAV after receipt of the request (i.e., prior to close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time)). Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

How To Redeem Shares

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the applicable Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares.

Generally, all redemptions will be paid in cash. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Advisor believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the applicable Fund may satisfy redemption requests by using short-term borrowings from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” If the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, the applicable Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind transactions will typically be made by delivering readily marketable securities to the redeeming shareholder within 7 days after the Fund’s receipt of the redemption order in proper form. Marketable securities are assets that are regularly traded or for which updated price quotations are available. Illiquid securities are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Certain illiquid securities may be valued using estimated prices from one of the Trust’s approved pricing agents. If a Fund redeems your shares in kind, it will value the securities pursuant to policies and procedures adopted by the Board of Trustees (the “Board”). You will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as taxes or the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail – You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Sound Mind Investing Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246-0707

Overnight:	Sound Mind Investing Funds
c/o Ultimus Fund Solutions, LLC
225 Pictoria Dr., Suite 450
Cincinnati, OH 45246

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after a Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 15 days of the redemption request. The Funds may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) 764-3863 if you have questions. At the discretion of a Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone – You may redeem any part of your account in a Fund (up to $25,000) by calling Shareholder Services at (877) 764-3863. You must first complete the Optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Funds, the transfer agent and custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If you are unable to reach a Fund by telephone, you may request a redemption by mail.

By Online Access – If your account has been set up for online redemptions in advance, you may redeem any part of your account in a Fund by visiting the Funds’ website (www.smifund.com).

Frequent Purchases and Redemptions – Each Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not accommodate frequent purchases and redemptions, the Board has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board does not believe that market timing is a significant risk to the Funds given the type of securities held in the Funds. Accordingly, each Fund will permit frequent and short-term trading of shares of the Fund. Each Fund may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Although the Board does not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur. Notwithstanding, the Funds reserve the right to refuse to allow any purchase by a prospective or current investor.

Additional Information – If you are not certain of the requirements for a redemption, please call Shareholder Services at (877) 764-3863. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The length of time a Fund typically expects to pay redemption proceeds is similar regardless of whether the payment is made by check or wire. The Funds typically expect to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form:

•	For payment by check, the Funds typically expect to mail the check within one to three business days;
•	For payment by wire, the Funds typically expect to process the payment within one to three business days.

Payment of redemption proceeds may take longer than the time the Funds typically expect and may take up to 7 days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent by check by a Fund and not cashed within 180 days will be reinvested in the applicable Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to market risk like any other investment in a Fund.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of each Fund are also subject to involuntary redemption if the Board determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without having to obtain shareholder approval. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

Determination Of Net Asset Value

The price you pay for your shares is based on the applicable Fund’s net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form. In the event a Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Each Fund’s assets generally are valued at their market value. If market prices are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the Fund may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board of Trustees, the Fund (with the assistance of its service providers) seeks to assign the value that represents the amount that the applicable Fund might reasonably expect to receive upon a current sale of the securities. In this regard, the Advisor, pursuant to the terms of the investment advisory agreement with each Fund, has agreed to provide the Fund pricing information that the Advisor reasonably believes may assist in the determination of fair value consistent with requirements under the 1940 Act and the Fund’s valuation procedures.

Notwithstanding the foregoing, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Fund’s fair value methodology is inappropriate. The Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Fund (and its service providers) continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent a Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Funds will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

Dividends, Distributions And Taxes

Dividends and Distributions. Each Fund typically distributes to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist primarily of net realized capital gains. Each Fund declares and pays dividends at least annually.

Taxes. Net investment income distributed by a Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed below (including in the table).

Each Fund will typically distribute net realized capital gains to its shareholders once a year. Capital gains are generated when a Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital. Special rules govern the treatment of certain gains from hedging strategies which may result in only a portion of any such gains being taxed at long-term capital gains rates.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund will automatically be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or
•	Bank account of record is no longer valid.

For non-retirement accounts, dividends and capital gain distribution checks issued by a Fund which are not cashed within 180 days will be reinvested in the applicable Fund at the current day’s NAV. When reinvested those amounts are subject to market risk like any other investment in a Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the federal income tax provisions regarding the taxation of each Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in the Funds.

Each Fund expects to distribute all or substantially all of its net investment income and net realized gains to their shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Each Fund may invest in foreign securities against which foreign tax may be withheld. If more than 50% of a Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

Each Fund may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on each Fund’s shareholders’ Forms 1099-B when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen Average Cost as the default tax lot identification method for all shareholders. A tax lot identification method is the way a Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. A Fund’s standing tax lot identification method is the method covered shares will be reported on your Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different than a Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. A Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” A Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the financial performance of each Fund for the periods shown. Certain information reflects financial results for a single share. Total return represents the rate you would have earned (or lost) on an investment in each Fund (including its Predecessor Fund, if applicable), assuming reinvestment of all dividends and distributions. The information was audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report to Shareholders, which is available upon request without charge. Prior to April 27, 2018, the SMI 50/40/10 Fund was named the SMI Conservative Allocation Fund.

SOUND MIND INVESTING FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each year)

	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Selected Per Share Data:
Net asset value, beginning of year	$10.30	$11.76	$13.94	$14.47	$11.36

Income from investment operations:
Net investment income (loss)(a)	(0.05)	0.01	(0.08)	(0.09)	(0.05)
Net realized and unrealized gain	2.27	0.04 (b)	0.16	1.12	3.66

Total from investment operations	2.22	0.05	0.08	1.03	3.61

Less Distributions to Shareholders:
From net investment income	—	—	(0.07)	(0.05)	— (c)
From net realized gain	—	(1.51)	(2.19)	(1.51)	(0.50)

Total distributions	—	(1.51)	(2.26)	(1.56)	(0.50)

Paid in capital from redemption fees(d)	—	—	—	—	—

Net asset value, end of year	$12.52	$10.30	$11.76	$13.94	$14.47

Total Return(e)	21.55%	0.55%	0.16%	7.38%	33.01%

Ratios and Supplemental Data:
Net assets, end of year (000)	$196,564	$194,678	$227,339	$282,670	$293,035
Ratio of expenses to average net assets(f)	1.15%	1.16%	1.14%	1.09%	1.17%
Ratio of expenses to average net assets excluding interest expense(f)(g)	1.15%	1.15%	1.13%	1.11%	1.17%
Ratio of net investment income (loss) to average net assets(a)(h)	(0.41)%	0.15%	(0.59)%	(0.64)%	(0.41)%
Portfolio turnover rate	176.40%	131.40%	216.17%	135.60%	93.59%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(b)

The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(c)	Resulted in less than $0.005 per share.

(d)	Redemption fee resulted in less than $0.005 per share.

(e)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(f)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(g)	These ratios do not include the effects of other expenses refunded by the underlying funds in which the Fund invests or line of credit interest expense and borrowing costs.

(h)	This ratio is presented net of expenses and/or expenses refunded by the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/10 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.28	$9.20	$10.00

Income from investment operations:
Net investment income (loss)(b)	(0.01)	0.03	—	(c)
Net realized and unrealized gain (loss)	1.68	0.10	(0.80)

Total from investment operations	1.67	0.13	(0.80)

Less Distributions to Shareholders:
From net investment income	(0.03)	(0.05)	—

Total distributions	(0.03)	(0.05)	—

Paid in capital from redemption fees(d)	—	—	—

Net asset value, end of period	$10.92	$9.28	$9.20

Total Return(e)	17.99%	1.44%	(8.00	)%(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$22,007	$18,363	$13,147
Ratio of expenses to average net assets(g)	1.46%	1.45%	1.45	%(i)
Ratio of expenses to average net assets excluding interest expense(g)(h)	1.45%	1.45%	1.45	%(i)
Ratio of expenses to average net assets before waiver and reimbursement(g)	1.56%	1.76%	2.75	%(i)
Ratio of net investment income (loss) to average net assets(b)(j)	(0.17)%	0.30%	(0.09	)%(i)
Portfolio turnover rate	212.36%	146.24%	184.30	%(f)

(a)	For the period April 29, 2015 (the date the Fund commenced operations) through October 31, 2015.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Amount is less than $0.005 per share.

(d)	Redemption fee resulted in less than $0.005 per share.

(e)	Total return represents the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of dividends.

(f)	Not annualized.

(g)	These ratios exclude the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.

(h)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

(i)	Annualized.

(j)	This ratio is presented net of expenses of the funds in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.92	$10.99	$11.81	$10.95	$10.00

Income from investment operations:
Net investment income(b)	0.07	0.09	0.19	0.23	0.05
Net realized and unrealized gain (loss)	0.79	(0.02)	(0.69)	0.81	0.90

Total from investment operations	0.86	0.07	(0.50)	1.04	0.95

Less Distributions to Shareholders:
From net investment income	(0.03)	(0.14)	(0.23)	(0.18)	—
From net realized gains	—	—	(0.09)	—	—

Total distributions	(0.03)	(0.14)	(0.32)	(0.18)	—

Paid in capital from redemption fees(c)	—	—	—	—	—

Net asset value, end of period	$11.75	$10.92	$10.99	$11.81	$10.95

Total Return(d)	7.87%	0.62%	(4.52)%	9.64%	9.50	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$162,002	$180,404	$197,539	$147,003	$68,290
Ratio of expenses to average net assets(f)	1.16%	1.15%	1.15%	1.20%	1.30	%(h)
Ratio of expenses to average net assets excluding interest expense(f)(g)	1.15%	1.15%	1.15%	1.20%	1.30	%(h)
Ratio of net investment income to average net assets(b)(i)	0.57%	0.80%	1.62%	2.13%	0.94	%(h)
Portfolio turnover rate	247.10%	151.88%	248.18%	134.71%	68.64	%(e)

(a)	For the period February 28, 2013 (the date the Fund commenced operations) through October 31, 2013.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Redemption fees resulted in less than $0.005 per share.

(d)	Total return represents the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not annualized.

(f)	These ratios exclude the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.

(g)	These ratios do not include the effects of other expenses refunded by the underlying funds in which the Fund invests or line of credit interest expense and borrowing costs.

(h)	Annualized.

(i)	This ratio is presented net of expenses of the funds in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

FOR MORE INFORMATION

You can find additional information about the Funds in the following documents:

Annual and Semi-Annual Reports: While the Prospectus describes each Fund’s potential investments, the Annual and Semi-Annual Reports detail each Fund’s actual investments as of their report dates. The reports may also include a discussion by the Funds’ management of recent market conditions, economic trends, and investment strategies that significantly affected a Fund’s performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Funds and their investment restrictions, risks and policies and operations, including the Funds’ policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current SAI and the Funds’ Annual and Semi-Annual Reports by contacting Shareholder Services at (877) 764-3863. You may also request other information about the Funds and make shareholder inquiries. Alternatively, the Funds’ SAI and Annual and Semi-Annual Reports to Shareholders also will be made available, free of charge, at the Funds’ web site at www.smifund.com.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at (202) 551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act #811-22208

SOUND MIND INVESTING FUND (SMIFX)

SMI DYNAMIC ALLOCATION FUND (SMIDX)

SMI 50/40/10 FUND (SMILX)*

Each a Series of Valued Advisers Trust

Statement of Additional Information

April 27, 2018

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus (“Prospectus”) of the Sound Mind Funds (the “Funds”) dated April 27, 2018. This SAI incorporates by reference the annual report to shareholders of the Sound Mind Funds for the fiscal year ended October 31, 2017. A free copy of the Prospectus or annual report can be obtained by writing the transfer agent at Ultimus Fund Solutions, LLC 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246, or by calling Shareholder Services at (877) 764-3863 or (877) SMI-Fund. A Prospectus or annual report can also be downloaded from the Funds’ website: www.SMIFund.com.

*	Prior to April 27, 2018, the Fund was named the SMI Conservative Allocation Fund.

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DESCRIPTION OF THE TRUST AND FUNDS

Each of the Sound Mind Investing Fund (“SMI Fund”), the SMI Dynamic Allocation Fund, and the SMI 50/40/10 Fund are organized as open-end diversified series of Valued Advisers Trust (the “Trust”) (each a “Fund” and collectively, the “Funds”). The Funds’ policies with respect to diversification are fundamental and may not be changed without shareholder approval or as otherwise allowed by applicable rules, guidelines, orders and interpretations of the Securities and Exchange Commission (“SEC”) and its staff.

The SMI Fund commenced operations as a separate series (the “Predecessor Fund”) of the Unified Series Trust. On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Trust. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is SMI Advisory Services, LLC (the “Advisor”).

Effective April 27, 2018, the SMI Conservative Allocation Fund changed its name from the SMI Conservative Allocation Fund to the SMI 50/40/10 Fund. Also, effective April 27, 2018, in conjunction with shareholder approval of a reorganization of another mutual fund also designated as the SMI 50/40/10 Fund (the “Merged Fund”) into the SMI Conservative Allocation Fund (the “Merger”), the SMI Conservative Allocation Fund adopted the investment strategies previously employed by the Merged Fund and changed its name to the SMI 50/40/10 Fund. The Merger closed on April 27, 2018.

The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each Fund and the Fund’s transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of each Fund have equal voting rights and liquidation rights. The Trust

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Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of a Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of each Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Funds’ prospectus. For a description of the methods used to determine the share price and value of each Fund’s assets, see “Determination of Net Asset Value” in the Funds’ prospectus and this SAI.

Each Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

Customer orders will be priced at the applicable Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Funds’ annual report will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Funds may make and some of the techniques they may use. The Funds will invest primarily in other investment companies and ETFs (defined below) (collectively “Underlying Funds”) – to the extent any of the investments or techniques are described, they may indicate the investments and techniques that the Funds generally will do directly or indirectly through investments in Underlying Funds.

A. Investment Company Securities. Subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”) and any SEC exemptive orders thereunder, each Fund will invest primarily in the securities of other investment companies (Underlying Funds). Each Fund may invest in other mutual funds, money market funds, and exchange-traded funds (“ETFs”), including ETFs that hold a portfolio of securities which closely tracks the price performance and/or dividend yield of various indices, and other closed-end funds. When a Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. For example, shareholders may incur expenses associated with capital gains distributions by the Fund as well as the Underlying Funds in which the Fund invests. Shareholders may also incur increased transaction costs as a result of the

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Fund’s portfolio turnover rate and/or because of the high portfolio turnover rates in the Underlying Funds. A Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting Underlying Funds for investment, the Funds will not be precluded from investing in an Underlying Fund with a higher than average expense ratio. Each Fund is independent from any of the Underlying Funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds. A Fund’s only option is to liquidate its investment in an Underlying Fund in the event of dissatisfaction with the fund.

The 1940 Act restricts investments by registered investment companies, such as the Funds, in the securities of other investment companies, including ETFs. However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, a Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF prior to investing beyond the 1940 Act’s limits. As a result, each Fund may invest a substantial portion of its assets in a single Underlying Fund, or each Fund may own a substantial portion of the outstanding shares of an Underlying Fund. At certain times, an underlying fund may limit a Fund’s ability to sell its shares of the Underlying Fund. In such cases, unless the related Underlying Fund also is traded on a national exchange (e.g., an ETF), the portion of the investment subject to the restriction will be considered illiquid.

B. Equity Securities. Each Fund invests in Underlying Funds that primarily hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

C. Fixed Income Securities. Each Fund may invest in Underlying Funds that hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

1. Corporate Debt Securities. Corporate debt securities include bonds, notes, debentures and investment certificates issued by corporations and other business organizations, including business trusts and equipment trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The

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Advisor considers corporate debt securities to be of investment grade quality if they are rated at the time of purchase BBB- and Baa3 or higher by two out of the following three rating organizations: Standard & Poor’s Ratings Group (“S&P”), Fitch Ratings (“Fitch”), or Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Advisor to be of comparable quality. In determining the investment rating of a particular security, the Advisor typically adopt the higher rating of any two of S&P, Fitch and Moody’s. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a portfolio security by any two of S&P, Fitch or Moody’s drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on their own credit analysis that the security provides the opportunity of meeting the Funds’ objective without presenting excessive risk.

2. High Yield Debt Securities (“Junk Bonds”). Subject to the limitation on investments in illiquid securities, each Fund other than the SMI Fund may invest in Underlying Funds that hold securities that are below investment grade. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by an Underlying Fund defaulted, the fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and a Fund’s net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the security may have to be replaced with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the Funds’ or Underlying Funds’ assets. If the Funds or Underlying Funds experience unexpected net redemptions, this may force them to sell their respective high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the expenses can be spread and possibly reducing the rate of return.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Funds’ or Underlying Funds’ ability to accurately value high yield securities and the assets and on the ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

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There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, a Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. Also, the shareholders are taxed on this interest even if the respective Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the respective Fund may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the respective Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Finally, there are risks involved in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Fund (in conjunction with the Advisor) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities’ liquidity so the respective Fund can meet redemption requests.

3. U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (“FNMA”) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Each Fund other than the SMI Fund may also invest in Underlying Funds that hold Treasury Inflation-Protected Securities (“TIPS”). TIPS are a special type of treasury note or bond that was created in order to offer bond investors protection from inflation. The value of the TIPS is automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent the value of the bond would go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that your original investment will stay the same. TIPS decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

4. Mortgage-Backed Securities. Each Fund other than the SMI Fund may invest in Underlying Funds that hold mortgage-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as

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the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, there may be a loss (if the price at which the respective security was acquired was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities will reduce the share price of the Fund or Underlying Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested at lower rates of return.

5. Asset-Backed Securities. Asset-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) or other assets (such as equipment leases) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of loans by individuals or businesses, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.

6. Zero Coupon and Pay-in-Kind Bonds. Each Fund other than the SMI Fund may invest in Underlying Funds that hold zero coupon and pay-in-kind bonds. Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Income will accrue on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, other portfolio securities may be liquidated to satisfy distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value.

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The Federal Reserve creates Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, income is required to be accrued on such investments and to distribution of such amounts is required at least annually to shareholders. Thus, to satisfy dividend requirements, other investments may need to be liquidated. There is no limit on the amount of zero coupon bonds that a Fund may purchase; however, the Funds will not invest more than 5% of their respective net assets in pay-in-kind bonds.

7. When-Issued, Delayed Delivery and Forward Transactions. When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future (i.e., beyond normal settlement). New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. Interest is not earned on such securities until settlement, and the investor bears the risk of market value fluctuations between the purchase and settlement dates. Cash or liquid assets will be segregated having an aggregate value equal to the purchase price until payment is made.

Forward commitments also include “to be announced” (TBA) mortgage backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Underlying Funds may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a trade to sell securities at one price is entered into and simultaneously another trade is entered into to buy the same securities at another price for settlement at a future date. Although an investor generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, an investor may sell these securities or its commitment before the settlement date if deemed advisable.

When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, an investor assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed-delivery

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basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose an investor to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Investment in these types of securities may increase the possibility that short-term gains subject to federal taxation or short-term losses will be incurred if portfolio transactions are engaged in in order to the commitment.

Because when-issued, delayed delivery and forward transactions may be viewed as creating leverage, a Fund or Underlying Fund could lose more than it invested, federal securities laws, regulations and guidance may require it to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.

D. Foreign Securities.

1. General. To the extent that a Fund invests in Underlying Funds that hold portfolios of foreign equity or fixed income securities, it will be subject to certain considerations and risks that are not typically associated with investing in Underlying Funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value (“NAV”) by short term traders.

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2. Emerging Markets Securities. Each Fund other than the SMI Fund may invest in Underlying Funds that hold emerging market securities. Each Fund may purchase ETFs that invest in, or other investment companies that invest and/or are located in, emerging markets.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may result in missed attractive investment opportunities, holding a portion of assets in cash pending investment, or delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

3. Sovereign Debt. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country’s trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country’s trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

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With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors, and the interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of the Funds. Certain countries in which the Underlying Funds may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries, or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The respective Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the respective Fund of any restrictions on investments. Investing in local markets may require the Underlying Funds to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the respective Fund investing in those Underlying Funds.

E. Options. The Underlying Funds in which the Funds invest may enter into option transactions. The Underlying Funds may mainly purchase and sell options on securities indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the

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expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market. The use of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Because certain derivatives may be viewed as creating leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and a Fund or Underlying Fund could lose more than it invested, federal securities laws, regulations and guidance may require a Fund or Underlying Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.

F. Credit Default Swaps Products. Each Fund other than the SMI Fund may invest in Underlying Funds that utilize credit default swaps (“CDS”). CDS are bilateral financial contacts that transfer the credit risk of a third party reference entity or group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation. CDS are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements.” Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments. In

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addition to being exposed to the credit risk of the underlying reference entity, CDS are subject to counterparty risk, market risk and interest rate risk. CDS utilized by the Funds or Underlying Funds may not perform as expected or in a manner similar to the high-yield bond markets. The respective Fund will enter into CDS only with counterparties that the Advisor reasonably believes are capable of performing under the CDS.

Credit default swap products provide an additional avenue by which to add value to the portfolio. There are two primary products utilized in this space. First, credit default swap index products offer a superior tool by which to attain broad market exposure in a risk-controlled and cost effective manner. The three main products used include the investment grade index (125 names), the high yield index (100 names) and the loan index (100 names). Index products allow the respective Fund to attain broad exposure while significantly reducing idiosyncratic risk (company-specific risk). As an example, a 5% position in the high yield index translates to 0.05% exposure to each constituent company. This avenue typically accounts for the majority trading volume in credit default swap products. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a Credit Event occurs) that is the substance of a single name credit default swap. Second, single name credit default swaps are used to gain exposure to a particular company when it is more economically attractive than traditional bonds. Moreover, a single name credit default swap provides an avenue by which to express a negative view of a company.

G. Cash Equivalents. Each Fund other than the SMI Fund may invest in Underlying Funds that invest in cash and high-quality short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change dramatically. These short-term fixed-income securities are described below:

1. Repurchase Agreements. Repurchase agreements are agreements by which the Funds purchase a security and obtain a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the Advisor. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to the Funds’ limit on illiquid securities. When the respective Fund enters into a repurchase agreement it may lose money if the other party defaults on its obligation and the respective Fund is delayed or prevented from disposing of the collateral. The Funds also might incur a loss if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

2. Bank Obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although each of the Funds other than the SMI Fund may invest in Underlying

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Funds that invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the respective Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the respective Fund’s total assets at the time of purchase. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

3. Commercial Paper. Each of the Funds other than the SMI Fund may invest in Underlying Funds that hold commercial paper. Commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody’s or similar rating by another nationally recognized rating agency. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the respective Fund as previously described.

4. Investment Company Securities. (See A Above). Each Fund may invest in Underlying Funds such as money market funds and short-term bond funds.

H. Preferred and Other Hybrid Securities. Each Fund other than the SMI Fund may invest in Underlying Funds that invest in preferred and other hybrid securities. Hybrids are instruments that combine features of corporate debt securities and preferred stock. They may have perpetual (“replacement language” requiring the issuer to replace the security at maturity making the security perpetual) or long-dated (a minimum of 30 years but usually longer than 60 years) maturities (maturing at face value). They may make periodic fixed or variable interest payments (generally quarterly) and may allow the issuer to defer (cumulative issues) or skip (non-cumulative issues) interest payments for up to 10 years without being in default. Hybrids are junior in the capital structure (above common stock and preferred equity but below all debt, including trust preferreds). Hybrid issuers are primarily banks and insurance companies.

Trust preferreds (or capital securities) which are created when a holding company issues a junior subordinated note that is purchased by an off-balance sheet trust entity. The trust entity (usually wholly-guaranteed by the holding company) then issues participation shares (or capital securities) in itself. Capital securities are generally allowed to defer interest (cumulative), have a final maturity, and are not convertible to preferred stock.

I. Foreign Currency Securities. Each Fund other than the SMI Fund may invest in Underlying Funds that invest in forward foreign currency exchange contracts. The Underlying Funds may engage in foreign currency exchange transactions. The value of the respective Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the respective Fund may incur costs in connection with conversions between various currencies. The Funds will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange

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contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the cost or proceeds relative to another currency. The forward contract may be denominated in U.S. dollars or may be a “cross-currency” contract where the forward contract is denominated in a currency other than U.S. dollars. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

The forecasting of a short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The Funds may enter into such forward contracts if, as a result, not more than 10% of the value of its total assets would be committed to such contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Trustees believe that it is important to have the flexibility to enter into forward contracts when the Advisor determines it to be in the best interests of the respective Fund.

Generally, the Underlying Funds will not enter into a forward foreign currency exchange contract with a term of greater than 180 days. At the maturity of the contract, the respective Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the respective Fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the respective Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the respective Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the respective Fund is obligated to deliver.

If the respective Fund retains the portfolio security and engages in an offsetting transaction, the respective Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the respective Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date a Fund enters into an offsetting contract for the purchase of the foreign currency, the respective Fund will realize a gain to the extent the price of the currency the respective Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the respective Fund will suffer a loss to the extent the price of the currency the respective Fund has agreed to purchase exceeds the price of the currency the respective Fund has agreed to sell.

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The Funds’ dealings in forward foreign currency exchange contracts will be limited to the transactions described above. None of the Funds are required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Advisor. It should also be realized that this method of protecting the value of the respective Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities held by the respective Fund. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

J. Real Estate Securities. Each of the Funds other than the SMI Fund that invest in Underlying Funds investing in real estate securities will be subject to risks similar to those associated with the direct ownership of real estate, including: i) declines in the value of real estate, ii) risks related to general and local economic conditions, iii) dependency on management skill, iv) heavy cash flow dependency, v) possible lack of availability of mortgage funds, vi) overbuilding, vii) extended vacancies of properties, viii) increased competition, ix) increases in property taxes and operating expenses, x) changes in zoning laws, xi) losses due to costs resulting from the clean-up of environmental problems, xii) liability to third parties for damages resulting from environmental problems, xiii) casualty or condemnation losses, xiv) limitations on rents, xv) changes in neighborhood values and the appeal of properties to tenants, xvi) changes in interest rates and tax laws.

Investing in Real Estate Industries Companies. Investors also will be subject to certain risks associated with Real Estate Industries Companies. For example, the value of an investment in Real Estate Industries Companies that directly own real property may be affected by changes in the value of that property, while Real Estate Industries Companies that invest in mortgages and other debt instruments related to real estate may be affected by the quality of any credit extended. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If this happens, the Fund could lose money. Real Estate Industries Companies depend on management skills and generally may not be diversified. These Real Estate Industries Companies also are dependent on the income generated by the underlying properties to meet operating expenses, and they are subject to borrower default and to self-liquidation. In addition, some REITs possibly could fail to qualify for tax-free pass-through of income or to maintain their exemptions from registration under the 1940 Act.

The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REITs, particularly REITs that invest in mortgages, are subject to interest rate risk. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans gradually will align themselves to reflect changes in market interest rates. This causes the value of these investments to fluctuate less dramatically in response to interest rate fluctuations than investments in fixed-rate obligations.

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K. Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A Fund may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

L. Futures Contracts. Each Fund other than the SMI Fund may invest in Underlying Funds that may purchase and sell futures contracts to hedge against changes in prices. The Underlying Funds may utilize Treasury futures to hedge against interest rate risk and inflation risk.

The Underlying Funds may engage in futures transactions for speculative or hedging purposes. The Funds may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Funds write a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Funds are entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

When the Underlying Funds purchase futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be segregated on the books and records of the Funds to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Funds sell futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When the Funds use futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Funds’ portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Advisor could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Funds may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Advisor will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Funds’ ability to establish and close out futures and options positions depends on this secondary market. These Funds are being operated by an investment adviser that has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator

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under the Commodity Exchange Act, and therefore the investment adviser is not subject to registration or regulation as a commodity pool operator under that Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), the Fund will limit its use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions.

INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the prospectus and this SAI, the term “majority of the outstanding shares” of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The SMI Fund and SMI 50/40/10 Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

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The SMI Dynamic Allocation Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other investment companies backed by real estate (e.g., REITS) or securities of companies engaged in the real estate business, including publicly traded partnerships).

5. Commodities. The SMI Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

The SMI Dynamic Allocation Fund and SMI 50/40/10 Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities, including interest in exchange traded grantor trusts, or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. Each of the SMI Fund and SMI Dynamic Allocation Fund will not invest 25% or more of its total assets in a particular industry (other than investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

The SMI 50/40/10 Fund will not invest 25% or more of its net assets in a particular industry (other than investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. With respect to 75% of their total assets, each of the SMI Fund and SMI Dynamic Allocation Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

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In regard to the SMI 50/40/10 Fund, with respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies, or securities issued by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on each Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see “Investment Limitations—Fundamental” above).

1. Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

3. Illiquid Securities. Each Fund will not invest more than 15% of its net assets in securities that are illiquid or restricted at the time of purchase.

4. Loans of Portfolio Securities. The Funds will not make loans of portfolio securities.

INVESTMENT ADVISER

The Advisor is SMI Advisory Services, LLC, 411 6th St., Columbus, IN 47201. The Advisor is a joint venture between Omnium Investment Company, LLC, and Marathon Partners, LLC. Omnium Investment Company was formed in 2005 and is managed by Anthony Ayers and

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Eric Collier. Marathon Partners was formed in 2005 by Austin Pryor, Mark Biller and the other senior personnel of Sound Mind Investing, a Christian non-denominational financial newsletter. Austin Pryor is the majority owner of Sound Mind Investing, LLC, and Mark Biller serves as Executive Editor of the Sound Mind Investing newsletter and online services. The Sound Mind Investing newsletter was first published in 1990. The newsletter provides investment recommendations to thousands of subscribers using a variety of investment strategies, including the Fund Upgrading, Bond Upgrading, Sector Rotation, and Dynamic Allocation strategies used to manage the Funds.

Under the terms of the investment advisory agreement with respect to each Fund (the “Advisory Agreements”), the Advisor is responsible for managing each Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Advisor a fee based on the Fund’s average daily net assets as follows:

Fund Assets	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI 50/40/10 Fund
$1 - $100 million	1.00%	1.00%	0.90%
$100,000,001 - $250 million	1.00%	1.00%	0.80%
$250,000,001 - $500 million	0.90%	0.90%	0.70%
Over $500 million	0.80%	0.80%	0.60%

The Advisor has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses of each Fund, but only to the extent necessary so that net operating expenses, (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses), with respect to the SMI Fund do not exceed 1.50% of the SMI Fund’s average daily net assets, with respect to the SMI Dynamic Allocation Fund do not exceed 1.45% of the SMI Dynamic Allocation Fund’s average daily net assets, and with respect to the SMI 50/40/10 Fund do not exceed 1.15% of the SMI 50/40/10 Fund’s average daily net assets. The contractual arrangement for the SMI Fund and the SMI Dynamic Allocation Fund is in effect through February 28, 2019. The contractual arrangement for the SMI 50/40/10 Fund is in effect through February 29, 2020. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund (and the Predecessor Fund) within the three years following such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. The Advisor is also entitled to recoupment for related to fees waived and/or expenses reimbursed with respect to the Funds.

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The following table describes the advisory fees paid to the Advisor by the Funds during the fiscal periods indicated.

Fund	Fiscal Year Ended	Advisory Fees Accrued	Total Expenses Reimbursed and/or Fees Waived	Net Advisory Fees Paid
Sound Mind Investing Fund	October 31, 2015	$2,550,393	$0	$2,550,393
	October 31, 2016	$2,071,995	$0	$2,071,995
	October 31, 2017	$1,971,157	$0	$1,971,157
SMI Dynamic Allocation Fund	October 31, 2015	$1,919,501	$0	$1,919,501
	October 31, 2016	$1,875,182	$0	$1,875,182
	October 31, 2017	$1,639,954	$0	$1,639,954
SMI 50/40/10 Fund	October 31, 2015	$243,296	$88,520	$154,776
	October 31, 2016	$177,909	$69,388	$108,521
	October 31, 2017	$144,562	$59,711	$84,851

Each Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the applicable Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. Each Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder. The Advisor retains the right to use the name Sound Mind Investing in connection with another investment company or business enterprise with which the Advisor is or may become associated. A Fund’s right to use the name Sound Mind Investing automatically ceases 90 days after termination of its Agreement and may be withdrawn by the Advisor on 90 days written notice.

The Advisor, not the Funds, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

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About the Portfolio Managers

The Advisor’s investment team is jointly and primarily responsible for the day-to-day management of the Funds. Eric Collier, Anthony Ayers and Mark Biller (each a “Portfolio Manager,” or collectively, the “Portfolio Managers”) comprise the Advisor’s investment team.

Management of Other Accounts. As of October 31, 2017, each of the Portfolio Managers was responsible for managing the following types of accounts, in addition to the Funds:

Eric Collier, Anthony Ayers, and Mark Biller

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	N/A	N/A	N/A
Other Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	44	0	$27 Million	$0

Compensation. The Portfolio Managers do not receive a salary or other compensation from the Advisor, but share in the Advisor’s profits based upon their indirect respective ownership of the Advisor. Mr. Biller shares in any profits of the Advisor indirectly through his ownership of Marathon Partners, LLC, while Mr. Collier and Mr. Ayers indirectly share in any profits of the Advisor through their indirect ownership of Omnium Investment Company, LLC via their ownership of the parent company, Omnium Capital, LLC. The Advisor is a joint venture between Marathon Partners and Omnium Investment Company.

The Portfolio Managers receive compensation from other sources, as described below. For his duties as Executive Editor of the Sound Mind Investing newsletter, Mr. Biller receives a fixed annual salary.

Mr. Collier and Mr. Ayers each receive a salary from Omnium Management Company, the managing company for Omnium Capital, LLC. Omnium Capital is the parent company of the co-owner of the Advisor, Omnium Investment Company. In addition, as part owners of Omnium Capital, they share in its net profits, which are allocated based upon each person’s ownership interest.

In his role as Executive Editor of the Sound Mind Investing Newsletter, Mr. Biller recommends Fund Upgrading, Bond Upgrading, Dynamic Allocation, and Sector Rotation investment strategies that are similar to the strategies used to manage a significant portion of each Fund’s assets. Each Fund’s underlying investments may change frequently, because its portfolio is monitored daily, while the Newsletter is only published monthly. This means that Mr. Biller’s recommendations to newsletter subscribers and his purchases and sales on behalf of the Funds with respect to the portion managed using each of these four strategies may not be the same. The Funds may invest in certain mutual funds, ETFs and other securities before the recommendations to invest in those funds are disseminated to newsletter subscribers.

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In their roles as portfolio managers of the Advisor’s separately managed accounts (“SMAs”), the managers recommend Bond Upgrading, Dynamic Allocation, and Sector Rotation investment strategies and the managers can also be instructed by clients to use Fund Upgrading in the SMAs. Due to the difficulties associated with implementing Fund Upgrading in an SMA, for assets less than $500,000, the SMI Fund will be used in SMAs to achieve exposure to Fund Upgrading. For amounts over $500,000, underlying securities will be used to implement the Fund Upgrading strategy. Although these four strategies are used in the SMAs, in some instances the SMAs will use different securities than those used by the Funds in obtaining exposure to a particular sector or asset class. When the same securities are traded in both the SMAs and the Funds, the Advisor has a fixed structure in place which ensures that neither SMAs nor the Funds are given preferential treatment regarding which group trades first.

Each Portfolio Manager may engage in portfolio management activities for his own personal account(s) and/or the accounts of family members for no compensation.

As of October 31, 2017, the Portfolio Managers owned shares of each Fund in the following ranges:

Portfolio Manager	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI 50/40/10 Fund
Eric Collier	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000
Anthony Ayers	$1 - $10,000	$1 - $10,000	None
Mark Biller	$100,001 - $500,000	$100,001 - $500,000	None

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board of Trustees is R. Jeffrey Young, who is an “interested person” of the Trust, as that term is defined under the 1940 Act. The Board of Trustees does not have a Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), as that term is defined under the 1940 Act, designated as a lead Independent Trustee. The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

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The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships	Other Directorships
Ira P. Cohen, 59 Independent Trustee Since June 2010	Current: Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).	Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017); Trustee, Griffin Institutional Access Credit Fund (since January 2017); Trustee and Audit Committee Chairman, Griffin Institutional Real Estate Access Fund (since May 2014); Trustee, Angel Oak Funds Trust (since October 2014); Chairman (since April 2017).

Andrea N. Mullins, 50 Independent Trustee Since December 2013 Chairperson since March 2017	Current: Private investor; Independent Contractor, SWM Advisors (since April 2014).	None.

*	The address for each trustee and officer is 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 12 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

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Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger, 56 Trustee Since March 2017	Current: Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC and its subsidiaries (since 1999).	None.

*	The address for each trustee and officer is 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 12 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance and governance matters. The Board of Trustees currently has established three standing committees: the Audit Committee; the Pricing Committee; and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. During the 2017 calendar year, the Audit Committee met five times.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Funds’ fair valuation determinations, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. During the 2017 calendar year, the Pricing Committee met four times.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the 2017 calendar year, the Governance and Nominating Committee met three times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of

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the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Ira P. Cohen – Mr. Cohen has over 36 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the investment management industry’s operations and distribution related matters.

Andrea N. Mullins – Ms. Mullins has over 22 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

Mark J. Seger—Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust.

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Adam T. Kornegay, 33 Principal Executive Officer and President Since April 2018	Current: Assistant Vice President, Business Development Director, Ultimus Fund Solutions, LLC (since March 2015). Previous: Vice President, Citigroup, Inc. (July 2009 to February 2015).	None.

Brandon R. Kipp, 34 Chief Compliance Officer Since October 2017

Current: Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017).

Previous: Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

None.

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Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Carol J. Highsmith, 53 Vice President Since August 2008 Secretary Since March 2014

Current: Assistant Vice President, Ultimus Fund Solutions, LLC (since December 2015).

Previous: Employed in various positions with Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (November 1994 to December 2015), most recently Vice President of Legal Administration (2005 to December 2015).

None.

Matthew J. Miller, 42 Vice President Since December 2011

Current: Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (since December 2015).

Previous: Employed in various positions with Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1998 to December 2015), most recently Vice President of Relationship Management (2005 to December 2015).

None.

Bryan W. Ashmus, 45 Principal Financial Officer and Treasurer Since December 2013

Current: Vice President and Director of Financial Administration, Ultimus Fund Solutions, LLC (since December 2015).

Previous: Vice President and Manager of Financial Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (September 2013 to December 2015); Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (from May 2005 to September 2013).

None.

Stephen L. Preston, 51 AML Officer since June 2017	Current: Chief Compliance Officer, Ultimus Fund Solutions, LLC (since June 2011); Chief Compliance Officer of Ultimus Fund Distributors, LLC (since June 2011).	None.

*	The address for each trustee and officer is 225 Pictoria Dr., Suite 450 Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 12 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2017 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

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Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Ira P. Cohen	A	A
Andrea N. Mullins	A	A
Interested Trustee
Mark J. Seger	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from each Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ira P. Cohen**	$2,583	$0	$0	$31,000
Andrea N. Mullins***	$2,667	$0	$0	$32,000

*	As of the date of this SAI, the Trust consists of 12 series. Each series, including each of the Funds, pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust and the total assets of each series relative to the overall assets of the Trust. The amount for the Aggregate Compensation from each Fund may be higher or lower depending on the allocation over relative net assets of the series in the Trust. Each Independent Trustee receives base compensation of $30,000. Each Independent Trustee also receives additional compensation for serving as the chairperson of one or more of the Trust’s standing committees and for participating in special meetings of the Board.
**	For the fiscal year ended October 31, 2017, Mr. Ira P. Cohen received $10,566 from the Funds.
***	For the fiscal year ended October 31, 2017, Ms. Andrea N. Mullins received $10,860 from the Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Advisor.

As of April 20, 2018, the following persons were deemed to be control persons or principal shareholders of the Funds:

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Name and Address	% Ownership	Type of Ownership
Sound Mind Investing Fund
National Financial Services Corp. 200 Liberty St. World Financial Center New York, NY 10281	24.83%	Record
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104	9.60%	Record
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103	16.18%	Record
SMI Dynamic Allocation Fund
National Financial Services Corp. 200 Liberty St. World Financial Center New York, NY 10281	34.61%	Record
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104	13.10%	Record
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103	20.09%	Record

As of April 20, 2018, the Trustees and officers of the Trust did not own any shares of any of the Funds. It is not known whether National Financial Services Corporation (“NFSC”) or any of the underlying beneficial owners owned or controlled beneficially more than 25% of the voting securities of any of the Funds. As a result, NFSC may be deemed to control the Sound Mind Investing Fund, and the SMI Dynamic Allocation Fund.

PORTFOLIO TURNOVER

Each Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. A Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The table below provides information regarding the portfolio turnover rate for each of the Funds for the fiscal years ended October 31, 2016 and 2017.

Fund	Fiscal Year Ended October 31, 2016	Fiscal Year Ended October 31, 2017
Sound Mind Investing Fund	131%	176%
SMI Dynamic Allocation Fund	152%	247%
SMI 50/40/10 Fund*	203%	207%

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*	During the time periods shown, the SMI 50/40/10 Fund was known as the SMI Conservative Allocation Fund, and used a different investment strategy.

The Funds are managed using quantitative strategies. Consequently, all portfolio trades are dictated by the respective Fund’s strategies. The increase in portfolio turnover with respect to the Funds during the fiscal year ended October 31, 2017 was a result of the market dynamics triggering more portfolio trades.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of each Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Funds, adopted an anti-money laundering compliance program designed to prevent each Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Funds’ transfer agent, Ultimus Fund Solutions, LLC, subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with a Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all of persons opening an account with each Fund. Each Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Funds’ transfer agent, they are deemed to be in the best interest of a Fund, or in cases where a Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In executing transactions and selecting brokers or dealers for each Fund, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider such factors as it deems relevant, including the ability of the broker or dealer to settle the trade promptly and accurately, the financial condition of the broker or dealer, the Advisor’s past experience with similar type trades, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis, and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Advisor may select brokers who charge brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The sale of Fund shares may not be considered when determining the firms that are to execute brokerage transactions for the Funds. The Advisor will not use “soft dollar” commissions or rebates by brokerage firms of commissions generated by securities transactions of the Funds executed through those firms to pay expenses of the Advisor.

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For the fiscal year ended October 31, 2017, the Advisor did not direct any brokerage transactions on behalf of the Funds to brokers on the basis of research services provided by such brokers.

The following table provides information regarding brokerage commissions paid by the Sound Mind Investing Fund during the fiscal years indicated.

Fund	Fiscal Year Ended October 31, 2015	Fiscal Year Ended October 31 2016	Fiscal Year Ended October 31, 2017
Sound Mind Investing Fund	$14,368	$13,789	$12,896

The following table provides information regarding brokerage commissions paid by the SMI Dynamic Allocation Fund during the fiscal years indicated.

Fund	Fiscal Year Ended October 31, 2015	Fiscal Year Ended October 31, 2016	Fiscal Year Ended October 31, 2017
SMI Dynamic Allocation Fund	$109,449	$23,623	$31,304

The following table provides information regarding brokerage commissions paid by the SMI 50/40/10 Fund during the fiscal periods indicated.

Fund	Period Ended October 31, 2015	Fiscal Year Ended October 31, 2016	Fiscal Year Ended October 31, 2017
SMI 50/40/10 Fund*	$12,256	$4,707	$1,883

*	During the time periods shown, the SMI 50/40/10 Fund was known as the SMI Conservative Allocation Fund, and used a different investment strategy.

CODES OF ETHICS

The Trust, the Advisor, and the Funds’ Distributor have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conform to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by a Fund. You may obtain copies of the Codes, free of charge, by calling Shareholder Services at (877) 764-3863. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as

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filed with the SEC to any shareholder of a Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

Each Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, each Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thomson Reuters and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances, portfolio holdings will be supplied within approximately 15 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Advisor, nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is released under conditions of confidentiality and it is subject to prohibitions on trading based on the information. Each Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 15 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If a Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

From time to time, employees of the Advisor also may provide oral or written information (portfolio commentary) about the Funds, including, but not limited to, how a Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Advisor may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio

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commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisor. The nature and content of the information provided to each of the persons described in this paragraph may differ.

The Advisor may manage products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other products and service offerings are managed in a similar fashion to the Funds and thus have similar portfolio holdings. The sponsors of these other products or owners of separate accounts that are managed by the Advisor may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Funds discloses their portfolio holdings.

Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, each Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Funds’ shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Advisor, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

PROXY VOTING POLICY

The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees. The Advisor votes each Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Trust’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Advisor’s Proxy Voting Policy and Procedure is attached as Exhibit B.

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The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and a Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Advisor’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at (877) 764-3863 to request a copy, or by writing to Ultimus Fund Solutions, LLC, the Funds’ transfer agent, at 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by each Fund with respect to portfolio securities for each year ended June 30th will be filed by the Funds with the SEC on Form N-PX. The Funds’ proxy voting records will be available to shareholders free of charge upon request by calling or writing the Funds as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available (including when they are not reliable), such securities may be valued at a fair value pursuant to guidelines established by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. Fair valued securities held by a Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

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Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service (including when they are not reliable), securities may be valued at fair value as determined pursuant to guidelines established by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount being redeemed is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Funds, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUNDS

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in a Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in a Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of a Fund are held by U.S. shareholders and that such shares are held as capital assets.

At the time that this Statement of Additional Information is being prepared, there are a number of changes to the Federal tax laws being proposed by President Trump and members of Congress. At this stage, though, it is impossible to give you any meaningful guidance regarding how such changes might be implemented and how such changes might affect you and the Funds.

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A U.S. shareholder is a beneficial owner of shares of a Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding Fund shares should consult its tax advisers with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. Each Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% source-of-income test, as long as such failure was due to reasonable cause and not willful neglect, such RIC is only required to pay a tax equal to the amount by which it failed the 90% income test.

With respect to the asset-diversification requirement, a Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting

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securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis”.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). Each Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

A Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no federal income tax in preceding years. Each Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

A Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind

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interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If a Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that each Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income”, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second

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year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by a Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Form 1099 will instead serve this notice purpose.

As a RIC, each Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities. Each Fund intends, in general, to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction).

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For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, a Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If a Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by a Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

Each Fund intends to distribute all realized capital gains, if any, at least annually. If, however, a Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of a Fund generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of a Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of a Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of a Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 37%, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

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The Funds have chosen Average Cost as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way a Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. A Fund’s standing tax lot identification method is the method under which covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, a Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Current law provides that for taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from a Fund and net gains from the disposition of shares of a Fund. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Commodities. In August, 2011, the Internal Revenue Service (“IRS”) suspended the issuance of private letter rulings that authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities through Controlled Foreign Corporation and Commodity-Linked Notes. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS suggests that the tax treatment of such investments is now subject to some uncertainty.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of a Fund’s obligation under an option

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other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Internal Revenue Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax. Each Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

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Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If there is a difference between a Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. A Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though

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payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for a Fund, a Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Funds when, as and if they invest in such securities, in order to seek to ensure that a Fund distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Exchange-Traded Notes and Privately Issued Notes. Each Fund may invest in ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Privately issued notes are similar to ETNs except that they are not listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The U.S. federal income tax treatment of ETNs and privately issued note is uncertain in many respects. The IRS has issued very limited guidance. Most ETN prospectuses, PPMs, and SAIs decline to address issues applicable to a RIC’s investment in an ETN in light of the uncertainty.

Although ETNs and privately issued notes are in form indebtedness, they are generally not treated as debt for tax purposes because the return on such a note does not have a clear “interest” component that is based primarily upon the time value of money. For U.S. federal income tax purposes, in most cases the issuer of the ETN or privately issued note and the investors agree to treat all such notes, except certain currency ETNs, as prepaid executory contracts (such as a forward contract) with respect to the relevant index. If such a note were treated in this manner, investors would recognize gain or loss upon the sale, redemption, or maturity of their note in an amount equal to the difference between the amount they receive at

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such time and their tax basis in the note. Investors generally agree to treat such gain or loss as capital gain or loss, except with respect to those notes for which investors agree to treat such gain or loss as ordinary. Investors in instruments characterized as prepaid forward contracts typically, although not invariably, take the position that they are not required to accrue any income other than stated coupons, if any.

One key question is whether the income generated by an ETN or privately issued notes is good income for purposes of the RIC qualification tests. There is some uncertainty on this subject. The general approach in this regard is to look to the underlying benchmark or strategy. Certain benchmarks or strategies are similar to investments that produce good income and thus the thinking is that the ETNs or privately issued notes would produce good income. On the other hand, other benchmarks or strategies are similar to investments that do not produce good income and thus such ETNs or privately issued notes would not produce good income. Note, however, that there is no guidance on this subject.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Certain Investments in REITs and REMICs. To the extent such investments are permissible for a Fund, a Fund may invest in REITs. A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities may also require a Fund to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would not have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

A Fund may invest directly or indirectly in residual interests of real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that “excess

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inclusion income” of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, should a Fund invest in such interests, it may not be a suitable investment for charitable remainder trusts, as noted below.

In general, “excess inclusion income” allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on unrelated business income (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a U.S. federal income tax return, to file such a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below).

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by a Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in a Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in a Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by

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adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Funds do not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding

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of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Internal Revenue Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under legislation originally enacted in 2004, which was extended, each Fund was generally able to designate certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such designated distributions were generally not subject to U.S. tax withholding. Although the Funds made allowable designations for dividends declared, the provision expired for the Funds’ tax years beginning after 2012. Although the U.S. Congress is considering an extension of the provision, there can be no assurance that the provision will be extended. If the provision is extended, distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Effective January 1, 2014, each Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2015) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of a Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

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Special rules would apply if a Fund was either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund was a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by a Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if a Fund was a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not a Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. Each Fund does not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in a Fund.

If a beneficial holder of a Fund’s shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of a Fund’s shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or

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substitute form). Foreign shareholders in a Fund should consult their tax advisers in this regard. A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations with Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached

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to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

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CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of each Fund’s investments. The Custodian acts as the Funds’ depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

FUND SERVICES

Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246, acts as the Funds’ transfer agent, dividend disbursing agent, fund accountant, and administrator. Ultimus is the parent company of the Distributor. The officers of the Trust also are officers and/or employees of Ultimus.

Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions. For its services as a transfer agent, Ultimus receives a monthly fee from each Fund of $0.92 per direct shareholder account and $0.75 per NSCC networked shareholder account.

In addition, Ultimus provides the Funds with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Ultimus receives a monthly fee from each Fund equal to an annual rate of 0.020% of a Fund’s average daily net assets up to $100 million; 0.015% of a Fund’s average daily net assets from $100 million to $250 million; and 0.008% of a Fund’s average daily net assets over $250 million.

Ultimus also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For these services, Ultimus receives a monthly fee from each Fund equal to an annual rate of 0.035% of a Fund’s average daily net assets up to $100 million; 0.030% of a Fund’s average daily net assets from $100 million to $250 million; 0.020% of a Fund’s average daily net assets from $250 million to $300 million; and 0.008% of a Fund’s average daily net assets over $300 million per year. Ultimus also receives a compliance program services fee of $900 per month from the Funds.

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds and their respective Predecessor Funds during the fiscal periods indicated. The amounts given include reimbursement for various out-of-pocket expenses, and may include amounts paid to various third parties as compensation for sub-transfer agency services.

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Sound Mind Investing Fund	Fiscal Year Ended October 31, 2015	Fiscal Year Ended October 31, 2016		Fiscal Year Ended October 31, 2017
Transfer Agent Fees	$64,309	$35,512	*	$32,215	*
Fund Accounting Fees	$36,041	$27,048		$26,703
Administration Fees	$66,762	$47,344		$47,967

*	This amount does not include certain out-of-pocket expenses paid by the Fund.

SMI Dynamic Allocation Fund	Fiscal Year Ended October 31, 2015	Fiscal Year Ended October 31, 2016		Fiscal Year Ended October 31, 2017
Transfer Agent Fees	$39,575	$15,315	*	$14,035	*
Fund Accounting Fees	$26,534	$24,656		$22,077
Administration Fees	$48,566	$43,162		$39,661

*	This amount does not include certain out-of-pocket expenses paid by the Fund.

SMI 50/40/10 Fund	Fiscal Year Ended October 31, 2015	Fiscal Year Ended October 31, 2016		Fiscal Year Ended October 31, 2017
Transfer Agent Fees	$19,427	$4,510	*	$4,213	*
Fund Accounting Fees	$3,772	$2,602		$2,188
Administration Fees	$6,981	$4,555		$3,932

*	This amount does not include certain out-of-pocket expenses paid by the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd., (“Cohen”), 1350 Euclid Avenue, Suite 800, Cleveland, Ohio, 44115, has been selected as the Independent Registered Public Accounting Firm for the Funds for the fiscal year ended October 31, 2018. Cohen will perform an annual audit of each Fund’s financial statements and will provide financial, tax and accounting services as requested, in accordance with applicable laws and regulations.

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law GroupTM, 11300 Tomahawk Creek Parkway, Ste. 310, Leawood, KS 66211, serves as legal counsel for the Trust and Funds.

DISTRIBUTOR

Unified Financial Securities, LLC (the “Distributor”), 9465 Counselors Row, Suite 200, Indianapolis, Indiana 46240, is the exclusive agent for distribution of shares of the Funds. The Distributor is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC.

The Distributor is obligated to sell the shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

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FINANCIAL STATEMENTS

The financial statements and the report of the Independent Registered Public Accounting Firm required to be included in the Statement of Additional Information are incorporated herein by reference to the Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2017. You can obtain the Annual Report without charge by calling Shareholder Services at (877) 764-3863 or upon written request to:

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Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

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EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURE

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of the Fund (each an “Advisor” and, collectively, the “Advisors”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Advisor of the Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Advisor of the Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Advisor shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Advisor shall perform these duties in accordance with the Advisor’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Advisor shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Advisor may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Advisor or an affiliated person of the Adviser. In such case, the Advisor is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Advisor has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Advisor’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Advisor of its final decision on the matter and the Advisor shall vote in accordance with the Board’s decision.

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Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If the Fund has a website, the Fund may post a copy of its Advisor’s proxy voting policy and this Policy on such website. A copy of such policies and of the Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Advisor shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 15 days following the end of each calendar quarter. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

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EXHIBIT B

SMI Advisory Services, LLC

Proxy Voting Policy and Procedures

A. Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When SMI-AS has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

B. Proxy Voting Procedures

All proxies received by SMI-AS will be sent to the Chief Compliance Officer (CCO). The CCO will:

Keep a record of each proxy received.

Forward the proxy to a portfolio manager.

Determine which accounts managed by SMI-AS holds the security to which the proxy relates.

Provide a portfolio manager with a list of accounts that hold the security and the date by which SMI-AS must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

Absent material conflicts (see Section IV), the Portfolio Manager & CCO will determine how SMI-AS should vote the proxy. The CCO is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

SMI-AS may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

C. Voting Guidelines

In the absence of specific voting guidelines from a client, SMI-AS will vote proxies in the best interest of each particular client, which may result in different voting results for proxies for the same issuer. SMI-AS believes that voting proxies in accordance with the following guidelines is in the best interest of its client.

Generally, SMI-AS will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

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Generally, SMI-AS will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, SMI-AS shall determine whether a proposal is in the best interest of its clients and may take into account the following factors, among others:

Whether the proposal was recommended by management and SMI-AS opinion of management;

Whether the proposal acts to entrench existing management; and

Whether the proposal fairly compensates management for past and future performance.

SMI-AS reserves the right to add to these factors as it deems necessary in order to ensure that further categories of proposals are covered and that the general principles in determining how to vote all proxies are fully stated.

D. Conflicts of Interest

The CCO will identify any conflicts that exist between the interests of SMI-AS and its clients. This examination will include a review of the relationship of SMI-AS and its affiliates with the issuer of each security [and any of the issuer’s affiliates] to determine if the issuer is a client of SMI-AS or an affiliate of SMI-AS or has some other relationship with SMI-AS or a client of SMI-AS.

If a material conflict exists, SMI-AS will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the client. SMI-AS will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when SMI-AS determines it has a material conflict that affects its best judgment as an ERISA fiduciary, SMI-AS will give the ERISA client the opportunity to vote the proxies themselves.

E. Disclosure

SMI-AS will disclose in its Form ADV Part II that clients may contact the Compliance Officer, via e-mail or telephone at (812) 376-7320 Ext. #2, in order to obtain information on how SMI-AS voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written responses to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how SMI-AS voted the client’s proxy.

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A concise summary of these Proxy Voting Policies and Procedures will be included in SMI-AS Form ADV Part II, and will be updated whenever these policies and procedures are updated. The CCO will arrange for a copy of this summary to be sent to all existing clients, either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

F. Record Keeping

The CCO will maintain files relating to SMI-AS proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of SMI-AS. Records of the following will be included in the files:

Copies of these proxy voting policies and procedures and any amendments thereto.

A copy of each proxy statement that SMI-AS receives provided however that SMI-AS may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available. SMI-AS may also choose to have a third party retain a copy of the proxy statements, provided that third party undertakes to provide a copy of the proxy statement promptly upon request.

A record of each vote that SMI-AS casts. SMI-AS may also rely on a third party to retain a copy of the votes cast, provided that third party undertakes to provide a copy of the record promptly upon request.

A copy of any document SMI-AS created that was material to making a decision how to vote proxies, or that memorializes that decision.

A copy of each written client request for information on how SMI-AS voted such client’s proxies, and a copy of any written response to any (written and oral) client request for information on how SMI-AS voted its proxy.

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EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1. The Governance and Nominating Committee (the “Committee”) of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1. The Committee shall make nominations for Trustee membership on the Board of Trustees (the “Board”), including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), nor shall Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2. The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board.

3. The Committee shall periodically review the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4. The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1. The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2. The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the Board.

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Other Powers and Responsibilities

1. The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2. The Committee shall review this Charter at least annually and recommend any changes to the Board.

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APPENDIX A TO THE GOVERNANCE AND NOMINATING COMMITTEE CHARTER

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Governance and Nominating Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Governance and Nominating Committee has invited management to make such a recommendation.

Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

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PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust—Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(d)(1)	Investment Advisory Agreement between the Trust and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 159 filed May 30, 2014 (File No. 811-22208).

(d)(2)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(3)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 216 filed September 25, 2015 (File No. 811-22208).

(d)(4)	Investment Advisory Agreement between the Trust and Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 265 filed September 20, 2017 (File No. 811-22208).

(d)(5)	Investment Advisory Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(d)(6)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(7)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(8)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(9)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(d)(11)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Bond Fund and the SMI 50/40/10 Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 208 filed April 27, 2015 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(d)(13)	Investment Advisory Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(d)(14)	Investment Advisory Agreement between the Trust and JVIF, LLC with respect to the Six Thirteen Core Equity Fund – to be filed.

(e)(1)	Distribution Agreement among the Trust, Unified Financial Securities, LLC, and Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 226 filed February 24, 2016 (File No. 811-22208).

(e)(2)	Distribution Agreement among the Trust, Unified Financial Securities, LLC, and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 227 filed February 29, 2016 (File No. 811-22208).

(e)(3)	Distribution Agreement among the Trust, Unified Financial Securities, LLC, and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 228 filed February 29, 2016 (File No. 811-22208).

(e)(4)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective amendment No. 240 filed July 1, 2016 (File No. 811-22208).

(e)(5)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 238 filed May 31, 2016 (File No. 811-22208).

(e)(6)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 244 filed September 28, 2016 (File No. 811-22208).

(e)(7)	Distribution Fee Agreement between Unified Financial Securities, LLC and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 250 filed February 28, 2017 (File No. 811-22208).

(e)(8)	Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 245 filed September 28, 2016 (File No. 811-22208).

(h)(1)	Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(h)(2)	Amended Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 267 filed September 28, 2017 (File No. 811-22208).

(h)(3)	Expense Limitation Agreement between the Trust and Kovitz Investment Group Partners, LLC –Incorporated by reference to Registrant’s Post-Effective Amendment No. 278 filed February 28, 2018 (File No. 811-22208).

(h)(4)	Expense Limitation Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 277 filed February 28, 2018 (File No. 811-22208).

(h)(5)	Amended Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the Sound Mind Investing Fund, the SMI Conservative Allocation Fund, and the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 276 filed February 28, 2018 (File No. 811-22208).

(h)(6)	Amended and Restated Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 266 filed September 28, 2017 (File No. 811-22208).

(h)(7)	Amended Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 276 filed February 28, 2018 (File No. 811-22208).

(h)(8)	Amended Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Bond Fund and the SMI 50/40/10 Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 276 filed February 28, 2018 (File No. 811-22208).

(h)(9)	Amended Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 276 filed February 28, 2018 (File No. 811-22208).

(h)(10)	Amended Expense Limitation Agreement between the Trust and Golub Group, LLC with respect to the Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 260 filed May 31, 2017 (File No. 811-22208).

(h)(11)	Expense Limitation Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(h)(12)	Expense Limitation Agreement between the Trust and JVIF, LLC with respect to the Six Thirteen Core Equity Fund – to be filed.

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(i)(3)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 260 filed May 31, 2017 (File No. 811-22208).

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(i)(5)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 267 filed September 28, 2017 (File No. 811-22208).

(i)(6)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dreman Contrarian Small Cap Value Fund (now known as the Foundry Partners Fundamental Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(i)(7)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(i)(8)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel with respect to the Sound Mind Investing Fund and the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed February 28, 2013 (File No. 811-22208).

(i)(9)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 278 filed February 28, 2018 (File No. 811-22208).

(i)(10)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(i)(11)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(i)(12)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Large Cap Equity Fund and the Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 276 filed February 28, 2018 (File No. 811-22208).

(i)(13)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 277 filed February 28, 2018 (File No. 811-22208).

(i)(14)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 266 filed September 28, 2017 (File No. 811-22208).

(i)(15)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI 50/40/10 Fund – Filed herewith.

(i)(16)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(i)(17)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(i)(18)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Six Thirteen Core Equity Fund – to be filed.

(i)(19)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the merger of the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund – Filed herewith.

(i)(20)	Tax Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal counsel, with respect to the merger of the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund – Filed herewith.

(j)(1)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 260 filed May 31, 2017 (File No. 811-22208).

(j)(2)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 267 filed September 28, 2017 (File No. 811-22208).

(j)(3)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 278 filed February 28, 2018 (File No. 811-22208).

(j)(4)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 277 filed February 28, 2018 (File No. 811-22208).

(j)(5)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Sound Mind Funds – Filed herewith.

(j)(6)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 266 filed September 28, 2017 (File No. 811-22208).

(j)(7)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Dana Large Cap Equity Fund and the Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 276 filed February 28, 2018 (File No. 811-22208).

(j)(8)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(j)(9)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Six Thirteen Core Equity Fund – to be filed.

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for the Foundry Partners Fundamental Small Cap Value Fund (formerly known as the Dreman Contrarian Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(m)(3)	Distribution Plan under Rule 12b-1 for BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(m)(4)	Distribution Plan under Rule 12b-1 for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(m)(5)	Distribution Plan under Rule 12b-1 for Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(n)(1)	Rule 18f-3 Plan for Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(n)(2)	Rule 18f-3 Plan for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(n)(3)	Rule 18f-3 Plan for Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(2)	Code of Ethics for Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(p)(3)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(p)(4)	Code of Ethics for Unified Financial Securities, LLC and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 250 filed February 28, 2017 (File No. 811-22208).

(p)(5)	Code of Ethics for Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(p)(6)	Code of Ethics for Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 240 filed July 1, 2016 (File No. 811-22208).

(p)(7)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(p)(8)	Code of Ethics for Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(p)(9)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(p)(10)	Code of Ethics for Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 216 filed September 25, 2015 (File No. 811-22208).

(p)(11)	Code of Ethics for Belmont Capital, LLC dba Belmont Capital Group – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(p)(12)	Code of Ethics for JVIF, LLC – to be filed.

(q)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 260 filed May 31, 2017 (File No. 811-22208); and filed herewith.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

(1)	Unified Financial Securities, LLC

(a)	Unified Financial Securities, LLC also serves as a principal underwriter for the following investment companies: Yorktown Funds, Bruce Fund, Inc., H C Capital Trust, Unified Series Trust, Capitol Series Trust, Commonwealth International Series Trust, and Cross Shore Discovery Fund.

(b)	The directors and officers of Unified Financial Securities, LLC are as follows:

Name	Title	Position with Trust
Kevin M. Guerette*	President	None

Karyn E. Cunningham**	Assistant Vice President and Financial Operations Principal	None

Stephen L. Preston*	Chief Compliance Officer and AML Officer	AML Officer

Steven F. Nienhaus*	Vice President, Chief Technology Officer and Chief Information Security Officer	None

*	The principal business address of this individual is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246
**	The principal business address of this individual is 9465 Counselors Row, Suite 200, Indianapolis, IN 46240

(c)	Not Applicable.

(2)	Ultimus Fund Distributors, LLC

(a)	Ultimus Fund Distributors, LLC also serves as a principal underwriter for the following investment companies: AlphaMark Investment Trust, CM Advisors Family of Funds, Caldwell Orkin Funds, Inc., Centaur Mutual Funds Trust, Chesapeake Investment Trust, Conestoga Funds, Unified Series Trust, Eubel Brady & Suttman Mutual Fund Trust, First Western Funds Trust, Hedeker Strategic Appreciation Fund, Hussman Investment Trust, Oak Associates Funds, Papp Investment Trust, Peachtree Alternative Strategies Fund, Piedmont Investment Trust, FSI Low Beta Absolute Return Fund, Schwartz Investment Trust, TFS Capital Investment Trust, The Cutler Trust, The Investment House Funds, WST Investment Trust, Williamsburg Investment Trust, Wilshire Mutual Funds, Inc., Wilshire Variable Insurance Trust, Ultimus Managers Trust

(b)	The directors and officers of Ultimus Fund Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None

Mark J. Seger*	Treasurer/Secretary	Trustee

Kurt B. Krebs*	Financial Operations Principal	None

Stephen L. Preston*	Chief Compliance Officer	AML Officer

*	The principal business address of these individuals is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Golub Group Equity Fund, Green Owl Intrinsic Value Fund, Foundry Partners Fundamental Small Cap Value Fund, BFS Equity Fund, Dana Large Cap Equity Fund, Dana Small Cap Equity Fund, Sound Mind Investing Fund, SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund, and SMI 50/40/10 Fund).

(b)	US Bank, N.A., 1555 N. Rivercenter Drive, Milwaukee, WI 53212 (records relating to its functions as custodian for LS Opportunity Fund).

(c)	Golub Group, LLC, 1850 Gateway Drive, Suite 600, San Mateo, CA 94404 (records relating to its function as the investment adviser to Golub Group Equity Fund).

(d)	Long Short Advisors, LLC, 1818 Market Street, Suite 3323, Philadelphia, Pennsylvania 19103 (records relating to its function as the investment adviser to LS Opportunity Fund).

(e)	Unified Financial Securities, LLC, 9465 Counselors Row, Suite 200, Indianapolis, Indiana 46240 (records relating to its function as distributor to the Trust).

(f)	Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246 (records relating to its function as transfer agent, fund accountant, and administrator for the Trust).

(g)	Kovitz Investment Group Partners, LLC, 115 S. LaSalle Street, 27th Floor, Chicago, Illinois 60603 (records relating to its function as investment adviser to Green Owl Intrinsic Value Fund).

(i)	Foundry Partners, LLC, 510 First Avenue North, Suite 409, Minneapolis, Minnesota 55403 (records relating to its function as investment adviser to Foundry Partners Fundamental Small Cap Value Fund).

(j)	SMI Advisory Services, LLC, 411 6th Street, Columbus, Indiana 47201 (records relating to its function as investment adviser to the Sound Mind Funds).

(k)	Bradley, Foster & Sargent, Inc., 185 Asylum St., City Place II, Hartford, Connecticut 06103 (records relating to its function as investment adviser to the BFS Equity Fund).

(l)	Dana Investment Advisors, Inc., 20700 Swenson Drive, Suite 400, Waukesha, Wisconsin 53186 (records relating to its function as investment adviser to the Dana Funds).

(m)	Prospector Partners, LLC, 370 Church Street, Guilford, Connecticut 06437 (records relating to its function as subadviser to the LS Opportunity Fund).

(n)	Belmont Capital, LLC d/b/a Belmont Capital Group, 1875 Century Park E., Suite 1780, Los Angeles, California 90067 (records relating to its function as investment adviser to the Belmont Theta Income Fund).

(o)	Ultimus Fund Distributors, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246 (records relating to its function as distributor to the Trust).

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 289 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 27th day of April, 2018.

VALUED ADVISERS TRUST

By:	*
Adam T. Kornegay, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	April 27, 2018
Andrea N. Mullins, Trustee	Date

*	April 27, 2018
Ira Cohen, Trustee	Date

*	April 27, 2018
Mark J. Seger, Trustee	Date

*	April 27, 2018
Bryan W. Ashmus, Treasurer and Principal	Date
Financial Officer

* By:	/s/ Carol J. Highsmith	April 27, 2018
	Carol J. Highsmith, Vice President, Attorney in Fact	Date

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT

(i)(15)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc.

(i)(19)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc. regarding merger

(i)(20)	Tax Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc. regarding merger

(j)(5)	Consent of Cohen & Company, Ltd.

(q)	Power of Attorney